UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22245
First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Municipal High Income ETF
FMHI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$35	0.68%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.66%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$905,467,745
Total number of portfolio holdings	692
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.8%
Continuing Care Retirement Communities	14.0%
Industrial Development Bond	8.9%
Education	8.5%
Hospital	7.3%
Airport	5.4%
Government Obligation Bond - Limited Tax	4.7%
Dedicated Tax	4.0%
Government Obligation Bond - Unlimited Tax	3.7%
All Other	25.7%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Municipal High Income ETF (FMHI)

First Trust Horizon
Managed Volatility Domestic ETF
HUSV | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$36	0.72%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$72,935,205
Total number of portfolio holdings	102
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Teledyne Technologies, Inc.	2.6%
Coca-Cola (The) Co.	2.6%
Cisco Systems, Inc.	2.2%
Cognizant Technology Solutions Corp., Class A	2.1%
Roper Technologies, Inc.	2.0%
Motorola Solutions, Inc.	1.9%
Realty Income Corp.	1.8%
Linde PLC	1.8%
VeriSign, Inc.	1.7%
Waste Management, Inc.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HUSV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

First Trust Horizon Managed
Volatility Developed International ETF
HDMV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$43	0.82%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$16,615,888
Total number of portfolio holdings	153
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oversea-Chinese Banking Corp., Ltd.	2.4%
MTR Corp., Ltd.	2.3%
CLP Holdings Ltd.	2.1%
Power Assets Holdings Ltd.	2.0%
Hong Kong & China Gas Co., Ltd.	1.9%
United Overseas Bank Ltd.	1.8%
Wilmar International Ltd.	1.7%
CapitaLand Integrated Commercial Trust	1.6%
Telstra Group Ltd.	1.6%
Singapore Airlines Ltd.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HDMV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Horizon Managed Volatility Developed International ETF (HDMV)

First Trust Horizon
Managed Volatility Small/Mid ETF
HSMV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$42	0.81%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$29,434,774
Total number of portfolio holdings	152
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
New Jersey Resources Corp.	1.7%
Four Corners Property Trust, Inc.	1.6%
Ellington Financial, Inc.	1.6%
Gaming and Leisure Properties, Inc.	1.6%
OGE Energy Corp.	1.5%
Starwood Property Trust, Inc.	1.5%
IDACORP, Inc.	1.5%
Ingredion, Inc.	1.4%
Annaly Capital Management, Inc.	1.3%
Graco, Inc.	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HSMV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

First Trust Merger Arbitrage ETF
MARB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$71(2)	1.38%(2) (3) (4)
(1)	Includes dividend expense on investments sold short.
(2)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(3)	Annualized.
(4)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.36%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$39,282,188
Total number of portfolio holdings	27
Portfolio turnover rate	209%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	52.8%
Rights	0.0%
Money Market Funds	42.7%
Common Stocks Sold Short	(6.3%)
Net Other Assets and Liabilities	10.8%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARB or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting held on or about January 23, 2026, the Board of Directors for MARB approved a change in the Fund’s name and investment policy. This change is expected to occur early in the second quarter of 2026. The Fund’s name will change to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker will change to “NTRL.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy whereby it invests at least 80% of its net assets (including investment borrowings) in financial derivative instruments (exchange-traded or over-the-counter) that provide exposure to U.S exchange-listed equity securities, U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities and/or U.S. exchange-listed equity securities.
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer pursue its current merger arbitrage strategy, and it will instead seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. The Fund will pursue its investment objective by establishing long and short positions in U.S. exchange-listed equity securities, including exposure obtained through ETFs and financial derivative instruments such as futures or total return swaps. The Fund will generally seek to have exposure ranging from approximately 150%-250% to long positions and approximately 150%-250% to short positions. Additionally, the Fund’s annual unitary management fee will be reduced to 0.95% of the Fund’s average daily net assets. The Fund’s portfolio management team will change to members of the First Trust Alternatives Investment Team, and the Fund will no longer have a sub-advisor.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Merger Arbitrage ETF (MARB)

First Trust California Municipal
High Income ETF
FCAL | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$33	0.64%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$205,549,157
Total number of portfolio holdings	268
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.5%
Special Assessment	13.1%
Government Obligation Bond - Unlimited Tax	9.6%
Airport	7.7%
Certificates of Participation	6.8%
Education	6.6%
Hospital	6.2%
Water & Sewer	5.9%
Industrial Development Bond	4.9%
All Other	25.7%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCAL or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCAL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust California Municipal High Income ETF (FCAL)

First Trust New York Municipal
High Income ETF
FMNY | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$33	0.63%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.62%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$29,501,155
Total number of portfolio holdings	94
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Dedicated Tax	12.9%
Higher Education	10.3%
Government Obligation Bond - Unlimited Tax	8.1%
Insured	7.4%
Utility	7.2%
Hospital	6.9%
Water & Sewer	6.4%
Industrial Development Bond	5.7%
Housing	5.6%
All Other	29.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust New York Municipal High Income ETF (FMNY)

First Trust Short Duration
Managed Municipal ETF
FSMB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$27	0.53%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.51%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$538,059,101
Total number of portfolio holdings	498
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Gas	15.2%
Hospital	11.1%
Industrial Development Bond	10.8%
Utility	9.7%
Airport	9.7%
Continuing Care Retirement Communities	8.2%
Special Assessment	7.0%
Housing	6.8%
Insured	3.4%
All Other	18.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.34%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration Managed Municipal ETF (FSMB)

First Trust Ultra Short Duration
Municipal ETF
FUMB | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$22	0.44%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$240,276,259
Total number of portfolio holdings	225
Portfolio turnover rate	62%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	13.5%
Hospital	12.3%
Government Obligation Bond - Limited Tax	10.7%
Insured	9.2%
Industrial Development Bond	8.1%
Airport	8.1%
Dedicated Tax	6.0%
Certificates of Participation	5.7%
Gas	5.3%
All Other	21.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FUMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Ultra Short Duration Municipal ETF (FUMB)

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund III (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund III

First Trust Municipal High Income ETF (FMHI)

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Municipal High Income ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.4%
	Alabama — 2.9%
$530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$558,925
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,417,039
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,078,692
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,522,294
5,000,000	Mobile AL Indl Dev Brd Poll Control Rev AL Pwr Barry Plt, 1st Ser (a)	3.45%	06/01/34	5,000,000
1,000,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	3.30%	06/01/34	1,000,000
6,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser B, AMT	4.75%	12/01/54	5,571,463
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,471,708
3,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser A	5.00%	11/01/35	3,196,249
1,700,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,499,350
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	3.30%	08/01/63	2,500,000
				25,815,720
	American Samoa — 0.1%
800,000	AS Econ Dev Auth Gen Rev, Ser B (b)	5.25%	09/01/45	799,850
	Arizona — 4.2%
1,175,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	3.00%	02/01/45	913,137
1,075,000	AZ St Hlth Facs Auth Var Banner Hlth Rmkt, Ser C (a)	3.25%	01/01/46	1,075,000
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,803,075
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	560,132
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	1,008,761
2,075,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	2,083,474
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	402,568
700,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/49	647,328
1,250,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,256,168
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	301,981
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.13%	07/01/37	1,674,039
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.25%	07/01/47	2,192,983
550,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (b)	4.00%	07/01/27	550,839
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	365,334
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	382,522
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	852,231
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,168,313
1,835,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,651,009
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	$779,245
1,000,000	AZ St Indl Dev Auth Edu Rev Var Academies of Math & Science Projs, Ser A (Mandatory put 07/01/35) (b)	4.88%	07/01/60	994,802
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,020,375
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	1,929,421
260,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	259,939
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	5.00%	07/01/47	919,052
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Co Proj, AMT (b)	4.00%	10/15/47	2,555,328
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/46	1,913,504
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	1,934,490
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/51	1,219,206
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	102,094
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,089,389
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/54	1,324,099
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	4.38%	12/01/36	1,031,639
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.38%	12/01/46	1,020,760
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.63%	12/01/55	1,020,542
				38,002,779
	Arkansas — 0.8%
4,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	4,012,760
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,016,831
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,151,512
				7,181,103
	California — 2.8%
2,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,683,045
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(d)	06/01/46	1,851,268
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	224,059
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	252,034
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/54	610,025
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,545,314
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,053,720
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,937,999
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$775,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.38%	11/01/45	$792,214
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	209,159
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,254,299
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,008,979
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,367,237
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,255,054
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	571,440
2,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.50%	12/01/58	2,020,972
2,000,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	2,006,645
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,145,162
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	412,501
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	304,522
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	432,237
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,799,904
				25,737,789
	Colorado — 5.6%
3,250,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.50%	12/01/44	3,308,075
1,000,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.75%	12/01/54	996,824
1,110,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,023,418
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	535,646
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B (e)	6.50%	12/15/54	1,118,605
1,167,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,134,130
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	500,413
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,400,747
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	950,509
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,308,099
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	680,459
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	1,078,476
500,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/48	428,233
1,000,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.25%	05/15/48	1,015,847
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (e) (f)	5.25%	11/01/32	7,600
3,000,000	CO St Hlth Facs Auth Rev Var Intermountain Hlthcare, Ser E (a)	3.05%	05/15/62	3,000,000
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,257,615
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,190,168
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,302,926
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	501,071
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,715,975
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,404,598
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	$1,511,123
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A (e)	6.25%	12/01/52	986,855
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	551,256
500,000	Kinston Met Dist CO #5 Ref Sr, Ser A (b)	5.50%	12/01/45	506,397
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,035,694
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,023,722
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	790,970
1,145,000	Newlin Crossing Met Dist CO, Ser A (b)	5.38%	12/01/54	1,138,745
2,500,000	Palisade CO Met Dist #2 Ltd Tax Ref Convertible Sub, Ser B, CABS, steps up to 5.88% on 12/15/26 (b) (g)	0.00%	12/15/54	2,392,399
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	937,490
2,470,000	Pinon Pines Met Dist #3 CO Conv, CABS, steps up to 5.88% on 12/01/27 (g)	0.00%	12/01/54	2,247,852
975,000	Poudre Heights Vly Met Dist CO, Ser A (b)	5.50%	12/01/54	917,060
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,502,477
3,550,000	Red Barn Met Dist CO Ref, Ser A	5.50%	12/01/55	3,561,695
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	576,194
2,820,000	Sunset Parks Met Dist CO, Ser A (b)	5.13%	12/01/54	2,734,288
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	906,622
1,200,000	Vlg Met Dist CO, Ser A	5.75%	12/01/55	1,208,542
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	733,453
				51,122,268
	Connecticut — 1.0%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Corp, Ser A (h)	5.00%	07/01/46	2,081,516
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	805,508
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,467,576
1,000,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	1,033,409
2,200,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.50%	10/01/55	2,247,818
				8,635,827
	Delaware — 0.5%
780,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b)	5.25%	07/01/44	784,761
3,140,000	DE St Hlth Facs Auth Rev Beebe Med Ctr, BAM	5.00%	06/01/48	3,148,386
214,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	217,793
				4,150,940
	District of Columbia — 0.6%
1,470,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/42	1,564,235
1,450,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/43	1,546,949
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.50%	10/01/45	2,187,831
				5,299,015
	Florida — 16.2%
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	683,844
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	96,417
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,461,838
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	$2,445,886
600,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	491,109
250,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/42	255,150
2,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	1,914,948
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	871,347
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	502,048
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,934,789
1,000,000	Braddock Lakes CDD FL Capital Impt Rev	5.55%	05/01/45	1,001,829
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,464,191
500,000	Buckhead Trails II CDD FL Spl Assmnt Proj, Ser 2026 (h)	5.50%	05/01/46	500,756
1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/44	1,895,234
1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/54	1,542,912
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	401,948
135,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	136,179
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,084,610
250,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.00%	07/01/45	242,607
1,000,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.25%	07/01/50	974,489
1,500,000	Capital Trust Auth FL Eductnl Facs Rev The Classical Acdmy of Sarasota Proj (b)	6.13%	07/01/55	1,499,269
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev (e) (f)	4.00%	05/01/53	800,000
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,020,643
4,750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,868,856
485,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	490,007
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	997,724
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,554,425
490,000	Crossings CDD FL Spl Assmnt Area Two	5.60%	05/01/54	490,081
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,026,564
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,516,902
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	570,596
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,552,398
1,765,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,380,758
2,635,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	2,115,366
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,521,075
590,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	607,771
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,033,724
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,093,955
1,250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A (h)	5.00%	08/01/47	1,285,562
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	FL Loc Govt Fin Commn Sr Living Rev Fleet Landing at Nocatee Proj, Ser A (b)	6.63%	11/15/45	$1,060,705
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Wst SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (b)	4.38%	10/01/54	1,010,275
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Wst Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,006,296
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	884,328
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.00%	06/01/44	732,045
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	487,155
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,894,038
190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	194,392
300,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	306,484
650,000	Groves at Lake Marion CDD FL Spl Assmnt (b)	5.30%	12/15/46	644,612
2,000,000	Gtr Orlando Aviation Auth FL Spl Purp Arpt Facs Rev United Airls Inc Proj, AMT	5.25%	11/01/35	2,149,839
2,405,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	2,062,627
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,008,819
440,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	450,078
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	509,238
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	1,002,742
1,825,000	Hillsborough Cnty FL Aviation Auth Pfc Sub Tampa Intl Arpt, Ser A, AMT	5.00%	10/01/48	1,830,052
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	531,735
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	492,849
2,565,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.80%	05/01/45	2,666,465
1,750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	1,803,102
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	765,850
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj	5.50%	05/01/55	766,619
100,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref NE Sector Proj Phase 2B (b)	4.00%	05/01/50	83,028
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,101,719
2,500,000	Langley S CDD FL Spl Assmnt Area One	5.40%	05/01/55	2,475,686
1,140,000	Langley S CDD FL Spl Assmnt Area One	5.13%	05/01/44	1,149,510
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,143,355
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	305,896
1,130,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.25%	05/01/42	1,007,951
435,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.38%	05/01/52	350,130
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,574,010
2,500,000	Miami-Dade Cnty FL Aviation Rev, Ser A, AMT	5.00%	10/01/49	2,507,925
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/47	1,007,511
1,900,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.25%	10/01/52	1,926,490
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,891,646
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,310,229
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	$1,012,035
2,000,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sr Central Sumter Util	5.00%	10/01/49	2,035,445
1,485,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (b)	5.30%	05/01/44	1,472,856
225,000	Nthrn Palm Beach Cnty FL Impt Dist	3.45%	08/01/41	187,468
1,240,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (b)	5.50%	05/15/45	1,269,012
1,000,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (b)	5.75%	05/15/55	1,017,401
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,243,891
1,800,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	1,815,143
1,000,000	Palm Beach Cnty FL Rev Sr Bond Provident Grp PBAU Properties II LLC, Ser A (b)	5.75%	10/01/55	1,029,741
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	482,938
855,000	Parrish Lakes CDD FL Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	869,757
925,000	Pioneer Ranch CDD FL Spl Assmnt	5.00%	05/01/44	925,572
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c) (f)	5.88%	01/01/33	200,000
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	581,654
1,050,000	Pompano Beach FL Rev Ref John Knox Vlg Proj	4.00%	09/01/50	876,905
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	739,037
990,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,051,579
1,730,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,465,107
390,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	4.00%	05/01/52	320,179
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	746,070
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	485,672
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	679,422
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,805,223
1,880,000	Sandridge Cmnty Dev Dist FL Spl Assmnt Rev Phase II Proj	4.30%	05/01/52	1,594,758
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,916,466
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,707,599
2,000,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.63%	05/01/53	1,804,767
1,500,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	1,475,718
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	505,734
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	926,823
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,622,551
575,000	Sugarloaf CDD FL Capital Impt Rev Assmnt Area One (b)	5.38%	12/15/46	575,823
100,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	83,390
1,580,000	Sunrise CDD FL Capital Impt Rev (b)	5.63%	05/01/45	1,569,173
2,300,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	2,232,937
1,250,000	Three Rivers CDD FL	5.50%	05/01/45	1,250,497
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	686,740
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	868,201
895,000	V-Dana CDD FL Spl Assmnt Area Two 2025 Proj Area	5.38%	05/01/45	903,482
725,000	Venice FL Vlg on The Isle Proj, Ser A (b)	5.50%	01/01/55	713,318
995,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.38%	05/01/54	1,004,069
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	186,843
3,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	3,465,816
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,660,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	$2,667,521
990,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	1,008,721
500,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two	5.25%	05/01/45	500,619
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	888,083
1,230,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,265,782
1,210,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,169,208
				146,329,984
	Georgia — 3.2%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	1,007,734
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS, steps up to 6.50% on 06/15/28 (b) (g)	0.00%	12/15/48	901,145
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (b)	5.00%	04/01/34	514,841
2,800,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	3.30%	11/01/62	2,800,000
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	3.30%	11/01/52	1,800,000
3,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	3.10%	11/01/52	3,000,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	505,626
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,750,827
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,205,589
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	3.20%	09/01/26	2,000,000
2,275,000	Fulton Cnty GA Dev Auth Rev Piedmont Hlthcare Inc Proj Multimodal Bond, Ser A	4.00%	07/01/49	2,031,226
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,343,382
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	515,512
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,789,031
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,019,184
3,660,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,892,070
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,119,718
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,071,680
				29,267,565
	Guam — 0.0%
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	157,356
	Hawaii — 0.1%
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.13%	07/01/43	961,721
	Idaho — 0.9%
1,300,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (b)	5.88%	09/01/53	1,321,526
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho (Continued)
$1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (b)	5.50%	09/01/53	$1,485,335
900,000	ID Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	856,946
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,097,176
				7,760,983
	Illinois — 3.6%
1,750,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	1,824,588
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,018,818
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/41	997,781
1,590,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	1,518,033
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	795,359
3,000,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/48	3,001,862
5,500,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E, AMT	5.50%	01/01/48	5,819,139
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,344,216
1,415,000	Cook Cnty IL MF Hsg Rev Deerfield Supportive Living Proj	6.50%	01/01/45	1,438,014
250,000	IL St	5.50%	05/01/26	251,815
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	254,915
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	254,556
1,000,000	IL St Fin Auth Rev Ref Moorings of Arlington Heights, Ser A	5.13%	11/01/46	1,009,343
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	100,047
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	304,294
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	147,977
1,750,000	IL St, Ser A	5.50%	03/01/47	1,837,837
1,365,000	IL St, Ser B	5.50%	05/01/47	1,434,463
2,000,000	IL St, Ser C	5.00%	11/01/29	2,079,128
1,655,407	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,656,029
1,100,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser B, COPS (b)	5.75%	12/01/43	1,119,433
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,615
3,000,000	Schaumburg Cook & DuPage Cntys IL Tax Incr Rev NT N Schaumburg Redev Proj Area Proj Rev Nts, COPS (b)	6.13%	12/30/38	3,033,312
				32,241,574
	Indiana — 1.7%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,315,998
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	249,125
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,427,993
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	563,510
1,250,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.25%	03/01/50	1,259,003
2,435,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	2,439,468
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,239,892
4,525,000	IN St Muni Pwr Agy Var Ref Remk, Ser B (a)	3.20%	01/01/42	4,525,000
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,768,965
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$400,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	$398,191
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b)	4.88%	01/01/44	509,131
				15,696,276
	Iowa — 0.7%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,476,828
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	3,000,499
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	1,511,466
750,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.75%	10/01/55	763,201
				6,751,994
	Kansas — 0.4%
1,950,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,952,056
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	204,593
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,279,338
				3,435,987
	Kentucky — 1.7%
1,500,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	1,574,327
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	878,373
2,000,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.70%	01/01/52	1,885,219
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,491,331
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,005,283
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,621,970
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,564,938
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	992,501
3,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	3.65%	08/01/61	3,600,000
				15,613,942
	Louisiana — 1.0%
2,000,000	LA Pub Facs Auth Rev Acadiana Renaissance Chrt Acdmy Proj (b)	6.00%	06/15/59	2,007,112
2,000,000	LA Pub Facs Auth Rev I-10 Calcasieu River Bridge Pub Priv Partnership Proj, AMT	5.75%	09/01/64	2,062,121
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	212,241
1,000,000	New Orleans LA Sewage Svc Rev, Ser B	5.00%	06/01/45	1,020,974
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,100,296
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	1,100,156
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,774,592
				9,277,492
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maine — 0.2%
$1,500,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/50	$1,594,619
	Maryland — 1.2%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,031,269
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	173,341
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	182,631
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	197,350
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	186,948
800,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	791,185
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,081,383
400,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.25%	07/01/44	421,571
3,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A (h)	5.25%	08/15/51	3,121,463
3,675,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.25%	07/01/50	3,792,217
				10,979,358
	Massachusetts — 0.8%
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.25%	07/01/50	1,013,322
360,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	371,323
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/54	1,397,163
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/60	950,560
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,033,231
2,500,000	MA St Dev Fin Agy Sr Living Rev Care Cmntys LLC Obligated Grp, Ser A-1 (b)	6.50%	07/15/60	2,500,910
				7,266,509
	Michigan — 1.2%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,115,362
4,650,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	4,678,747
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,064,731
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,760,810
1,500,000	Mattawan MI Consol Sch Dist, Ser I	5.00%	05/01/47	1,563,625
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	1,001,646
				11,184,921
	Minnesota — 1.2%
600,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.50%	09/01/55	606,656
815,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.63%	09/01/65	828,891
1,000,000	Apple Vly MN Sr Hsg Rev Ref Phs Apple Vly Sr Hsg Inc Orchard Path Proj	5.00%	09/01/43	999,927
500,000	Eagan MN Chrtr Sch Lease Rev Great Oaks Acdmy, Ser A (b)	6.38%	02/01/55	487,197
100,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj	3.80%	08/01/27	99,566
2,450,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	2,663,019
1,655,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/49	1,701,028
975,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,009,510
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,114
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$1,390,000	Saint Paul MN Hsg & Redev Auth Hlth Care Rev Ref Sys Fairview Hlth Svcs, Ser A	5.00%	11/15/47	$1,372,532
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	732,486
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	489,724
				11,095,650
	Mississippi — 0.4%
1,400,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.50%	07/01/50	1,450,247
1,925,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (a)	3.40%	12/01/30	1,925,000
				3,375,247
	Missouri — 2.6%
3,375,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (b)	5.00%	06/01/54	3,252,493
3,000,000	Kansas City MO Indl Dev Auth Ref Platte Pur Proj A C & E (b)	6.00%	01/01/48	3,042,953
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	451,847
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,044,626
925,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	850,616
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	561,430
1,070,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,080,730
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	567,285
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,014
3,045,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	3,075,622
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,143,856
1,000,000	Phelps Cnty MO Hosp Rev Phelps Hlth	6.00%	12/01/55	1,063,752
250,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	243,224
730,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	714,411
4,450,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St Louis	5.00%	09/01/48	4,280,236
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	1,992,685
				23,375,780
	Nebraska — 0.1%
750,000	Omaha NE Arpt Auth Arpt Facs, AG, AMT	5.25%	12/15/43	813,994
	Nevada — 0.5%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	810,478
760,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	790,372
975,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	978,525
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	474,936
495,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	521,479
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$185,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	$185,707
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	700,136
				4,461,633
	New Hampshire — 2.3%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,667,985
1,500,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.50%	06/01/50	1,563,178
1,400,000	Natl Fin Auth NH Spl Rev (b)	5.88%	12/15/33	1,400,595
1,000,000	Natl Fin Auth NH Spl Rev (b)	5.38%	12/15/35	999,711
2,500,000	Natl Fin Auth NH Spl Rev Canyon Ranch Proj, CABS (b)	(d)	12/01/35	1,286,246
2,000,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (b)	5.38%	12/01/31	2,002,003
2,000,000	Natl Fin Auth NH Spl Rev Megatel Projs, CABS (b)	(d)	12/15/33	1,254,013
2,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (b)	(d)	12/01/31	1,368,925
3,000,000	Natl Fin Auth NH Spl Rev The Chambers Creek Proj, CABS (b)	(d)	12/15/32	1,916,687
1,200,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,202,004
4,413,000	Natl Fin Auth NH Spl Rev The La Segarra Proj, CABS (h)	(d)	12/01/39	1,651,913
2,000,000	Natl Fin Auth NH Spl Rev The Wildflower Proj, CABS (b)	(d)	12/15/33	1,210,877
3,500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.50%	08/01/50	3,729,822
				21,253,959
	New Jersey — 0.2%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	953,807
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	100,085
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	619,469
				1,673,361
	New Mexico — 0.2%
529,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	526,122
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	492,594
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	482,253
				1,500,969
	New York — 3.6%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,000,847
449,154	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	491,065
1,250,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.25%	12/01/50	1,277,227
600,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	608,042
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (a)	3.25%	06/15/50	2,000,000
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,622,097
2,500,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	2,666,829
1,800,000	NY NY Var Fiscal 2023, Ser A-4 (a)	3.20%	09/01/49	1,800,000
525,000	NY St Dorm Auth Revs Non St Supported Debt Iona Clg, Ser A	5.00%	07/01/46	528,248
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	$309,145
1,250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,260,956
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,649,252
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	443,105
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,287,366
2,540,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	2,405,483
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,001,071
3,660,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,807,306
165,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	166,885
1,515,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,538,521
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,039,950
500,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	436,713
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	2,052,455
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,040,106
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	103,116
				32,535,785
	North Carolina — 2.3%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	3,181,449
2,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	4.50%	12/01/44	1,956,471
3,200,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/54	3,251,275
2,000,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.25%	11/01/46	2,061,546
2,090,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,997,642
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,865,360
1,780,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,533,554
525,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/44	535,397
1,500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	1,502,945
1,000,000	NC St Med Care Commn Retmnt Facs Rev Twin Lakes Cmnty, Ser A	5.25%	01/01/55	1,005,401
535,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.13%	10/01/45	552,215
				20,443,255
	North Dakota — 0.0%
520,000	Horace ND Ref	3.00%	05/01/36	452,772
	Ohio — 3.3%
4,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,501,306
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	$687,784
2,000,000	Columbus Franklin Cnty OH Fin Auth Mf Hsg Rev Silver Birch of Columbus Proj, Ser A (b)	6.05%	01/01/46	2,015,058
3,750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	3,953,313
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,262,462
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	533,948
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	524,330
105,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	107,334
2,025,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.50%	01/01/50	2,072,960
2,500,000	Muskingum Cnty OH Hosp Facs Genesis Hlthcare Sys Proj	5.00%	02/15/44	2,499,807
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	486,055
3,000,000	OH St Hsg Fin Agy Mf Hsg Rev Green Oaks of Canal Winchester Proj, Ser A	6.30%	01/01/45	3,060,013
2,000,000	OH St Hsg Fin Agy Mf Hsg Rev Silver Birch of Canton Proj, Ser A (b)	6.25%	01/01/45	2,068,823
1,250,000	OH St Hsg Fin Agy Mf Hsg Rev Silver Birch of Mason Proj, Ser A (b)	6.10%	01/01/46	1,264,041
320,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	327,753
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	2,881,404
1,420,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	1,404,593
				29,650,984
	Oklahoma — 0.9%
2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	2,372,805
1,475,000	Sand Springs OK Muni Auth Utils Sys Rev Ref	3.00%	11/01/42	1,229,274
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,184,261
1,750,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/35	2,033,318
1,000,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	1,124,595
				7,944,253
	Oregon — 1.0%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	752,310
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,163,624
3,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	3,227,260
1,190,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	1,196,678
735,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	749,277
840,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	845,010
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	765,261
				8,699,420
	Pennsylvania — 3.2%
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/47	1,864,474
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,500,000	Allentown PA Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (b)	5.00%	07/01/50	$1,404,344
1,250,000	Allentown PA Neighborhood Impt Zone Dev Auth Tax Rev City Ctr Proj (b)	6.00%	05/01/42	1,372,074
665,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/42	668,216
600,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/47	589,149
750,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser A	4.00%	04/01/50	658,833
1,080,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	965,425
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,112,091
2,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/51	2,004,101
1,300,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/55	1,264,087
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	235,168
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,712,173
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	969,372
1,500,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/48	1,488,204
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,789,056
310,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	06/30/42	310,338
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,014,055
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/51	546,109
2,550,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/53	2,577,326
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,061
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AG, AMT	4.00%	07/01/38	1,007,890
1,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/47	1,000,826
950,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	925,603
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	640,144
1,700,000	Philadelphia PA Gas Wks Rev Ref 1998 Gen Ordinance Fifteenth, Ser	5.00%	08/01/42	1,727,528
960,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/49	859,851
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	464,951
				29,181,449
	Puerto Rico — 2.5%
4,750,000	Puerto Rico Cmwlth Aqueduct & Swr Auth Rev Ref Sr Lien, Ser A (b)	5.00%	07/01/47	4,714,991
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,932,936
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	3,017,166
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$4,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	$4,096,574
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	285,542
5,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	5,837,910
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,171,976
1,031,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	1,026,063
				23,083,158
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,500,276
	South Carolina — 1.1%
285,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	285,447
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,218
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,004,947
1,250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Bishop Gadsden Episcopal Retmnt Cmnty	5.13%	04/01/46	1,254,243
275,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	275,942
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,073,109
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/52	241,563
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	387,423
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.00%	12/01/40	1,022,911
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.50%	12/01/45	506,342
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.80%	12/01/50	1,013,494
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	1,037,342
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,017,584
				10,350,565
	South Dakota — 0.2%
1,500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/50	1,489,274
	Tennessee — 0.8%
1,755,000	Rutherford Cnty TN Hlth & Eductnl Facs Brd Stdt Hsg Rev Madrone MTSU Stdt Hsg I LLC Proj, Ser A-1, BAM	5.00%	07/01/45	1,790,437
2,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (b)	5.00%	06/01/44	1,996,625
2,500,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/35	2,695,003
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	829,258
				7,311,323
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 7.2%
$1,085,000	Anson TX Edu Facs Corp Edu Rev Arlington Classics Acdmy, Ser A	5.00%	08/15/45	$1,066,236
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (b)	5.63%	06/15/45	510,721
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (b)	5.75%	06/15/55	1,010,221
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	830,809
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,042,391
2,080,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,081,467
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,440,837
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,485,231
565,000	Decatur TX Spl Assmnt Rev Paloma Trails Pub Impt Dt Impt Area #1 Proj (b)	5.50%	09/15/45	571,244
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (b)	5.38%	12/31/45	903,982
2,000,000	Denton Cnty TX Spl Assmnt Rev Sr Lien Tabor Ranch Pub Improv Dist Improv Area #1, Ser A (b)	5.63%	12/31/54	1,994,804
70,000	E Montgomery Cnty Mun Util Dist No 7 TX, BAM	4.00%	09/01/45	65,466
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (b)	6.00%	09/15/45	1,026,325
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (b)	6.25%	09/15/55	1,021,631
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,162,703
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	1,003,225
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,279,672
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	433,432
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	269,477
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	500,874
2,000,000	Harris Cnty TX Hosp Dist Ctfs of Oblig	5.25%	02/15/50	2,109,297
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	980,941
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,017,779
2,000,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/50	2,113,280
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,346,695
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/35	1,653,073
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/37	1,635,512
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	982,221
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$625,000	Houston TX Hgr Edu Fin Corp Ununiv Rev Houston Christian Univ Proj	5.13%	10/01/51	$590,622
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	371,258
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	710,303
245,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	246,751
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	503,466
935,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dt Impt Area #3 Proj (b)	4.00%	09/01/46	786,540
2,400,000	Lakewood Vlg TX Spl Assmnt Rev Lakewood Vlg Pub Impt Dist No 1 Proj (b)	5.38%	09/15/52	2,411,153
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.00%	09/15/44	432,562
400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.38%	09/15/52	398,027
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.13%	09/15/44	609,185
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.50%	09/15/54	730,955
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	825,570
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,080,125
1,700,000	Little Elm TX Spl Assmnt Rev Lakeside Estates Pub Impt Dist #2 Proj (b)	5.00%	09/01/47	1,702,110
501,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Projs (b)	5.75%	09/15/45	514,298
1,000,000	Marble Falls TX Spl Assmnt Rev Thunder Rock Pub Impt Dist Impt Area #1 Proj (b)	4.13%	09/01/41	905,492
869,000	Mesquite TX Spl Assmnt Rev Solterra Pub Impt Dt Impt Area C-4 Proj	5.25%	09/01/45	861,057
1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	1,167,717
750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	711,177
655,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.38%	01/01/55	654,210
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	638,702
1,100,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (b)	5.35%	09/15/44	1,101,091
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (b)	6.38%	09/15/55	513,868
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.13%	01/01/44	1,480,639
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.25%	09/01/54	978,296
210,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (b)	5.38%	09/01/45	211,414
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,208,226
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,515,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impt Dt #2 Phase 1 Proj (b)	4.75%	09/01/49	$1,429,501
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,573,836
215,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	203,336
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	453,804
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	636,788
2,442,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (b)	4.25%	09/01/42	2,240,618
1,337,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (b)	4.50%	09/01/51	1,157,340
465,000	Santa Fe TX Spl Assmnt Rev Mulberry Farms Pub Impt Dist (b)	4.88%	09/01/42	451,013
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,844,963
530,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/41	566,840
				65,442,399
	U.S. Virgin Islands — 0.1%
1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (b)	6.00%	04/01/53	1,000,848
	Utah — 4.7%
2,100,000	Arrowhead Springs Pub Infra Dist UT Spl Assmnt Arrowhead Springs Assmnt Area (b)	5.63%	12/01/54	2,112,416
2,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	2,012,835
1,500,000	Black Desert Pub Infra Dist UT Sr Bonds, Ser A (b)	4.00%	03/01/51	1,204,418
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	2,188,266
750,000	Fields Estates Pub Infra Dist UT, Ser A-1 (b)	6.13%	03/01/55	754,465
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,025,191
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	2,084,015
2,000,000	Mida Cormont Pub Infra Dist UT Conv, Ser A-2, CABS, steps up to 6.75% on 06/01/29 (b) (g)	0.00%	06/01/55	1,707,092
1,115,000	Mida Cormont Pub Infra Dist UT, Ser A-1 (b)	6.25%	06/01/55	1,167,523
2,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	1,686,438
1,000,000	Mida Mountain Vlg Pub Infra Dist UT Tax Allocation, Ser 1 (b)	5.50%	06/01/50	1,006,662
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,425,251
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (b)	6.38%	03/01/55	1,524,322
1,335,000	Panorama Pub Infra Dist #1 UT Ser A (b)	6.25%	03/01/55	1,344,007
1,500,000	Pine View Pub Infra Dist #2 UT Spl Assmnt Firelight Assmnt Area No. 1 (b) (h)	6.25%	12/01/55	1,501,559
2,730,000	S Salt Lake UT Redev Agy Tax Increment Rev (b)	6.25%	04/15/46	2,762,805
2,930,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/48	3,030,662
2,000,000	Soleil Hills Pub Infra Dist #1 UT, Ser A (b)	5.88%	03/01/55	1,997,012
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	460,572
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,559,403
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	668,492
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$3,010,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	$3,036,032
1,500,000	Verk Indl Regl Pub Infra Dist UT Tax (b)	6.63%	09/01/47	1,578,674
2,700,000	Wakara Ridge Pub Infra Dist UT Spl Assmnt Wakara Ridge Assmnt Area (b)	5.63%	12/01/54	2,750,527
1,247,267	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (b)	5.63%	12/01/53	1,256,264
				42,844,903
	Vermont — 0.1%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	254,680
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,016,208
				1,270,888
	Virginia — 2.4%
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,827,617
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,082,239
880,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	881,050
2,500,000	Powhatan Cnty VA Econ Dev Auth Grant Rev Chesterfield Hotel Proj, Ser A (b)	6.13%	09/01/60	2,499,994
500,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/55	521,281
2,500,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/47	2,417,317
3,545,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	3,405,141
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,058,079
3,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	3,083,837
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	770,848
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,031,045
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,197,604
				21,776,052
	Washington — 1.4%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,067,030
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	2,042,177
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	1,990,400
975,000	WA St Convention Ctr Pub Facs Dist Sub	5.00%	07/01/48	966,313
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	804,544
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,540,637
1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Horizon House Proj, Ser A	6.00%	01/01/46	1,005,312
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Horizon House Proj, Ser A	6.25%	01/01/56	$1,003,351
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	501,563
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	612,288
916,348	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	899,218
				12,432,833
	West Virginia — 0.4%
600,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	630,620
440,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	467,634
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/55	1,091,918
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AG	5.50%	09/01/48	1,118,488
				3,308,660
	Wisconsin — 4.9%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	927,303
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,449,770
670,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	670,875
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	814,741
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	627,110
350,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	347,346
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	313,725
1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	1,115,275
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	570,739
230,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	230,705
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	377,860
1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	992,113
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (b)	5.50%	06/15/49	1,581,868
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	1,000,126
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,470,509
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,226
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	185,533
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (b)	4.50%	07/15/49	353,720
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,172,662
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,131,256
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,054,482
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	163,310
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,391,328
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	$1,033,483
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,390,633
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,754,568
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	609,522
315,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	315,388
510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/48	484,536
2,905,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (b)	(d)	12/15/37	1,499,748
1,125,000	Pub Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,146,189
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c) (f)	6.85%	01/01/51	1,364,037
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,236,344
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,296,272
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,223,320
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,888,789
750,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/50	757,897
3,610,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	3,688,658
2,750,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	2,850,079
1,000,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	6.50%	06/30/60	1,104,804
1,000,000	WI Hlth Edl Facs Auth Sr Living Rev Chiara Hsg and Svcs Inc Proj	5.88%	07/01/55	1,005,003
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,064,721
				44,156,573
	Wyoming — 0.1%
1,490,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	1,267,041

	Total Investments — 99.4%			899,958,876
	(Cost $888,601,154)
	Net Other Assets and Liabilities — 0.6%			5,508,869
	Net Assets — 100.0%			$905,467,745
Futures Contracts at January 31, 2026 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	64	Mar-2026	$(7,306,000)	$(25,000)

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $282,634,425 or
31.2% of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(d)	Zero coupon security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	This issuer is in default and interest is not being accrued by the Fund.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$899,958,876	$—	$899,958,876	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(25,000)	$(25,000)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$899,958,876
Cash	5,685,534
Cash segregated as collateral	163,200
Receivables:
Interest	10,129,262
Investment securities sold	1,332,162
Variation margin	9,000
Total Assets	917,278,034

LIABILITIES:
Payables:
Investment securities purchased	11,439,921
Investment advisory fees	370,368
Total Liabilities	11,810,289
NET ASSETS	$905,467,745

NET ASSETS consist of:
Paid-in capital	$939,659,741
Par value	188,500
Accumulated distributable earnings (loss)	(34,380,496)
NET ASSETS	$905,467,745
NET ASSET VALUE, per share	$48.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	18,850,002
Investments, at cost	$888,601,154
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$20,650,042
Total investment income	20,650,042

EXPENSES:
Investment advisory fees	2,911,384
Other expenses	56,665
Total expenses	2,968,049
Less fees waived by the investment advisor	(158,729)
Net expenses	2,809,320
NET INVESTMENT INCOME (LOSS)	17,840,722

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,267,535)
Futures contracts	(563,448)
Net realized gain (loss)	(1,830,983)
Net change in unrealized appreciation (depreciation) on:
Investments	32,658,114
Futures contracts	103,922
Net change in unrealized appreciation (depreciation)	32,762,036
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,931,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,771,775
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$17,840,722	$30,798,624
Net realized gain (loss)	(1,830,983)	(7,831,696)
Net change in unrealized appreciation (depreciation)	32,762,036	(34,184,770)
Net increase (decrease) in net assets resulting from operations	48,771,775	(11,217,842)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(17,754,702)	(30,170,595)
Return of capital	—	(431,009)
Total distributions to shareholders	(17,754,702)	(30,601,604)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	150,095,058	241,482,554
Cost of shares redeemed	(18,840,092)	(101,676,769)
Net increase (decrease) in net assets resulting from shareholder transactions	131,254,966	139,805,785
Total increase (decrease) in net assets	162,272,039	97,986,339

NET ASSETS:
Beginning of period	743,195,706	645,209,367
End of period	$905,467,745	$743,195,706

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,100,002	13,250,002
Shares sold	3,150,000	5,000,000
Shares redeemed	(400,000)	(2,150,000)
Shares outstanding, end of period	18,850,002	16,100,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.16	$48.70	$47.05	$49.12	$56.69	$51.93
Income from investment operations:
Net investment income (loss)	1.03 (a)	1.98 (a)	1.94 (a)	1.82 (a)	1.50	1.59
Net realized and unrealized gain (loss)	1.87	(2.55)	1.62	(2.08)	(7.50)	4.83 (b)
Total from investment operations	2.90	(0.57)	3.56	(0.26)	(6.00)	6.42
Distributions paid to shareholders from:
Net investment income	(1.02)	(1.94)	(1.89)	(1.78)	(1.49)	(1.59)
Return of capital	—	(0.03)	(0.02)	(0.03)	(0.08)	(0.07)
Total distributions	(1.02)	(1.97)	(1.91)	(1.81)	(1.57)	(1.66)
Net asset value, end of period	$48.04	$46.16	$48.70	$47.05	$49.12	$56.69
Total return (c)	6.32%	(1.26)%	7.77%	(0.44)%	(10.74)%	12.57% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$905,468	$743,196	$645,209	$409,328	$338,955	$283,461
Ratio of total expenses to average net assets	0.71% (d) (e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net expenses to average net assets	0.68% (d) (e)	0.70%	0.70%	0.65%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.29% (d)	4.14%	4.11%	3.88%	2.87%	3.00%
Portfolio turnover rate (f)	10%	38%	22%	69%	79%	19%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $469 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.70% and 0.66%, respectively.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2026, the Fund held $10,142,769 of when-issued or delayed-delivery securities. At January 31, 2026, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $163,200 is shown as “Cash segregated as collateral” on the Statement of Assets and Liabilities.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$98.87	$2,436,949	$2,372,805	0.26%
Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A, 4.00%, 12/01/51	01/31/22	2,000,000	60.96	2,000,000	1,219,206	0.14
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	20.00	1,000,000	200,000	0.02
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	68.20	1,964,769	1,364,037	0.15
				$7,401,718	$5,156,048	0.57%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$66,149
Capital gains	—
Tax-exempt income	30,104,446
Return of capital	431,009
As of July 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(61,264)
Accumulated capital and other gain (loss)	(44,959,334)
Net unrealized appreciation (depreciation)	(20,376,971)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, the Fund had $44,959,334 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Fund had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$888,601,154	$21,720,766	$(10,388,044)	$11,332,722
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to January 1, 2026, the annual unitary management fee payable by the Fund to First Trust for these services would be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
Effective January 1, 2026, the Advisor has agreed to waive management fees of 0.21% of average daily net assets for the Fund. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts. During the six months ended January 31, 2026, the Advisor waived fees of $158,729.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $207,658,490 and $78,284,776, respectively.
For the six months ended January 31, 2026, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended January 31, 2026.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at January 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$25,000

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(563,448)
Net change in unrealized appreciation (depreciation) on futures contracts	103,922
The average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $10,011,568.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective February 1, 2026, the Board of Trustees (the “Board”) approved a permanent contractual reduction of the annual unitary management fee for the Fund to 0.49% of average daily net assets. In connection with the adoption of the reduced annual unitary management fee, the Board has also approved, effective February 1, 2026, the termination of the temporary fee waiver for the Fund that was put in place on January 1, 2026. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Other Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund III (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	448,229,817 1,692,488
Thomas J. Driscoll** Votes For Votes Withheld	448,104,659 1,817,646
Richard E. Erickson* Votes For Votes Withheld	447,812,453 2,109,852
Thomas R. Kadlec* Votes For Votes Withheld	446,751,895 3,170,410
Denise M. Keefe*** Votes For Votes Withheld	448,425,408 1,496,897
Robert F. Keith* Votes For Votes Withheld	447,967,349 1,954,956
Niel B. Nielson* Votes For Votes Withheld	447,968,834 1,953,471
Bronwyn Wright*** Votes For Votes Withheld	200,751,188 249,171,117

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund III

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.7%
1,909	General Dynamics Corp.	$670,231
1,721	L3Harris Technologies, Inc.	590,045
		1,260,276
	Beverages — 2.6%
25,329	Coca-Cola (The) Co.	1,894,863
	Capital Markets — 4.1%
4,459	Bank of New York Mellon (The) Corp.	534,723
3,112	CME Group, Inc.	899,555
6,197	Intercontinental Exchange, Inc.	1,076,915
4,876	Nasdaq, Inc.	472,435
		2,983,628
	Chemicals — 3.5%
1,474	Air Products and Chemicals, Inc.	401,665
2,930	Ecolab, Inc.	826,231
2,824	Linde PLC	1,290,483
349	Solstice Advanced Materials, Inc. (a)	21,558
		2,539,937
	Commercial Services & Supplies — 5.6%
2,275	Cintas Corp.	435,412
4,634	Republic Services, Inc.	996,727
11,064	Rollins, Inc.	700,794
7,258	Veralto Corp.	718,397
5,424	Waste Management, Inc.	1,205,430
		4,056,760
	Communications Equipment — 4.2%
20,825	Cisco Systems, Inc.	1,631,014
3,461	Motorola Solutions, Inc.	1,393,191
		3,024,205
	Construction Materials — 0.4%
472	Martin Marietta Materials, Inc.	307,720
	Consumer Staples Distribution & Retail — 0.9%
8,199	Sysco Corp.	687,486
	Containers & Packaging — 0.6%
2,242	Avery Dennison Corp.	415,913
	Diversified Telecommunication Services — 1.6%
16,144	AT&T, Inc.	423,134
16,265	Verizon Communications, Inc.	724,118
		1,147,252
	Electric Utilities — 5.2%
6,749	Duke Energy Corp.	818,991
Shares	Description	Value

	Electric Utilities (Continued)
10,567	Evergy, Inc.	$810,806
14,369	FirstEnergy Corp.	680,228
6,760	Pinnacle West Capital Corp.	632,466
9,807	Southern (The) Co.	875,863
		3,818,354
	Electrical Equipment — 0.8%
2,646	AMETEK, Inc.	592,651
	Electronic Equipment, Instruments & Components — 4.1%
4,943	TE Connectivity PLC	1,101,201
3,092	Teledyne Technologies, Inc. (a)	1,917,968
		3,019,169
	Financial Services — 3.5%
2,395	Berkshire Hathaway, Inc., Class B (a)	1,150,869
3,372	Jack Henry & Associates, Inc.	604,296
771	Mastercard, Inc., Class A	415,407
1,248	Visa, Inc., Class A	401,644
		2,572,216
	Gas Utilities — 1.0%
4,385	Atmos Energy Corp.	729,401
	Ground Transportation — 1.1%
1,271	Norfolk Southern Corp.	370,166
1,891	Union Pacific Corp.	444,574
		814,740
	Health Care Equipment & Supplies — 3.9%
3,817	Abbott Laboratories	417,198
4,271	Boston Scientific Corp. (a)	399,467
4,740	Edwards Lifesciences Corp. (a)	385,646
6,130	Medtronic PLC	631,145
1,612	STERIS PLC	423,311
1,650	Stryker Corp.	609,774
		2,866,541
	Health Care Providers & Services — 2.1%
1,461	Cardinal Health, Inc.	313,940
942	Cencora, Inc.	338,386
1,102	Labcorp Holdings, Inc.	299,215
275	McKesson Corp.	228,583
1,983	Quest Diagnostics, Inc.	370,880
		1,551,004
	Health Care REITs — 1.0%
9,010	Ventas, Inc.	699,807
	Hotels, Restaurants & Leisure — 3.0%
1,093	Darden Restaurants, Inc.	217,890
860	Hilton Worldwide Holdings, Inc.	256,719
See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
3,741	McDonald’s Corp.	$1,178,415
3,207	Yum! Brands, Inc.	498,688
		2,151,712
	Household Products — 3.2%
7,903	Colgate-Palmolive Co.	713,562
5,682	Kimberly-Clark Corp.	568,143
7,027	Procter & Gamble (The) Co.	1,066,488
		2,348,193
	Industrial Conglomerates — 0.4%
1,417	Honeywell International, Inc.	322,396
	Insurance — 6.1%
5,414	Aflac, Inc.	600,683
2,636	Chubb Ltd.	816,000
3,712	Hartford Insurance Group (The), Inc.	501,343
9,151	Loews Corp.	966,071
3,350	Marsh & McLennan Cos., Inc.	630,437
6,342	W.R. Berkley Corp.	434,934
1,596	Willis Towers Watson PLC	506,682
		4,456,150
	IT Services — 7.0%
4,517	Accenture PLC, Class A	1,190,862
18,596	Cognizant Technology Solutions Corp., Class A	1,525,988
3,684	International Business Machines Corp.	1,129,883
4,988	VeriSign, Inc.	1,218,219
		5,064,952
	Machinery — 0.8%
2,340	Illinois Tool Works, Inc.	611,348
	Media — 0.5%
11,343	News Corp., Class B	352,767
	Multi-Utilities — 5.6%
10,072	Ameren Corp.	1,040,236
17,526	CenterPoint Energy, Inc.	695,607
10,236	CMS Energy Corp.	731,772
5,597	DTE Energy Co.	752,125
8,057	WEC Energy Group, Inc.	891,668
		4,111,408
	Oil, Gas & Consumable Fuels — 2.3%
2,622	Chevron Corp.	463,832
3,418	Exxon Mobil Corp.	483,305
13,123	Kinder Morgan, Inc.	400,120
4,746	Williams (The) Cos., Inc.	319,216
		1,666,473
Shares	Description	Value

	Pharmaceuticals — 1.6%
5,123	Johnson & Johnson	$1,164,202
	Professional Services — 2.8%
3,683	Automatic Data Processing, Inc.	909,038
2,333	Broadridge Financial Solutions, Inc.	459,857
2,822	Paychex, Inc.	291,033
1,667	Verisk Analytics, Inc.	362,506
		2,022,434
	Residential REITs — 1.8%
25,317	Invitation Homes, Inc.	676,723
4,545	Mid-America Apartment Communities, Inc.	610,394
		1,287,117
	Retail REITs — 3.2%
21,580	Realty Income Corp.	1,319,833
13,855	Regency Centers Corp.	1,009,614
		2,329,447
	Software — 7.5%
3,701	Autodesk, Inc. (a)	935,872
44,082	Gen Digital, Inc.	1,057,527
2,722	Microsoft Corp.	1,171,249
3,927	Roper Technologies, Inc.	1,457,820
2,287	Tyler Technologies, Inc. (a)	844,818
		5,467,286
	Specialized REITs — 1.3%
34,654	VICI Properties, Inc.	973,084
	Specialty Retail — 3.9%
104	AutoZone, Inc. (a)	385,246
1,173	Home Depot (The), Inc.	439,394
1,110	Lowe’s Cos., Inc.	296,437
5,884	O’Reilly Automotive, Inc. (a)	579,044
7,450	TJX (The) Cos., Inc.	1,116,085
		2,816,206
	Tobacco — 0.9%
10,954	Altria Group, Inc.	679,039
	Total Common Stocks	72,806,137
	(Cost $69,121,648)
MONEY MARKET FUNDS — 0.2%
109,229	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	109,229
	(Cost $109,229)

	Total Investments — 100.0%	72,915,366
	(Cost $69,230,877)
	Net Other Assets and Liabilities — 0.0%	19,839
	Net Assets — 100.0%	$72,935,205

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,806,137	$72,806,137	$—	$—
Money Market Funds	109,229	109,229	—	—
Total Investments	$72,915,366	$72,915,366	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 7.2%
3,004	ANZ Group Holdings Ltd. (AUD)	$76,770
2,021	ASX Ltd. (AUD)	80,611
6,920	Coles Group Ltd. (AUD)	102,543
23,663	Lottery (The) Corp., Ltd. (AUD)	84,860
33,149	Medibank Pvt., Ltd. (AUD)	106,645
2,533	National Australia Bank Ltd. (AUD)	76,498
47,103	Scentre Group (AUD)	133,825
18,317	Stockland (AUD)	68,750
78,266	Telstra Group Ltd. (AUD)	265,963
61,509	Vicinity Ltd. (AUD)	105,366
1,485	Wesfarmers Ltd. (AUD)	86,201
		1,188,032
	Belgium — 1.8%
2,103	Ageas S.A./N.V. (EUR)	149,443
1,560	Groupe Bruxelles Lambert N.V. (EUR)	147,747
		297,190
	Bermuda — 1.2%
23,296	CK Infrastructure Holdings Ltd. (HKD)	191,596
	Cayman Islands — 0.7%
19,832	CK Asset Holdings Ltd. (HKD)	116,371
	Denmark — 1.1%
768	Novonesis Novozymes B (DKK)	47,016
5,551	Tryg A/S (DKK)	134,891
		181,907
	France — 7.8%
641	Air Liquide S.A. (EUR)	120,005
504	BioMerieux (EUR)	58,427
25,567	Bollore SE (EUR)	145,893
3,412	Bureau Veritas S.A. (EUR)	109,604
4,496	Carrefour S.A. (EUR)	73,758
1,042	Danone S.A. (EUR)	81,322
3,821	Engie S.A. (EUR)	113,684
857	Gecina S.A. (EUR)	78,677
6,469	Getlink SE (EUR)	128,133
3,618	Klepierre S.A. (EUR)	139,122
5,001	Orange S.A. (EUR)	92,595
1,102	TotalEnergies SE (EUR)	79,878
2,213	Veolia Environnement S.A. (EUR)	82,971
		1,304,069
	Germany — 5.1%
202	Allianz SE (EUR)	89,024
541	Beiersdorf AG (EUR)	64,416
278	Deutsche Boerse AG (EUR)	70,289
2,014	Deutsche Telekom AG (EUR)	67,250
Shares	Description	Value

	Germany (Continued)
7,445	E.ON SE (EUR)	$157,658
1,125	Fresenius SE & Co. KGaA (EUR)	62,956
235	Hannover Rueck SE (EUR)	66,520
1,379	Henkel AG & Co. KGaA (EUR)	113,850
1,540	RWE AG (EUR)	97,698
1,080	Siemens Healthineers AG (EUR) (c) (d)	53,985
		843,646
	Hong Kong — 10.4%
36,730	CLP Holdings Ltd. (HKD)	347,689
333,594	Hong Kong & China Gas Co., Ltd. (HKD)	314,715
18,088	Link REIT (HKD)	83,169
86,112	MTR Corp., Ltd. (HKD)	381,172
41,850	Power Assets Holdings Ltd. (HKD)	324,907
112,645	Sino Land Co., Ltd. (HKD)	169,859
11,768	Swire Pacific Ltd., Class A (HKD)	113,581
		1,735,092
	Ireland — 0.4%
812	Kerry Group PLC, Class A (EUR)	71,995
	Italy — 5.7%
13,343	Enel S.p.A. (EUR)	147,217
5,906	Eni S.p.A. (EUR)	120,594
2,201	Generali (EUR)	89,722
11,565	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d)	101,992
6,279	Poste Italiane S.p.A. (EUR) (c) (d)	165,231
25,355	Snam S.p.A. (EUR)	174,257
13,575	Terna-Rete Elettrica Nazionale (EUR)	146,848
		945,861
	Japan — 15.1%
2,300	AGC, Inc. (JPY)	84,697
4,700	ANA Holdings, Inc. (JPY)	91,261
4,900	Asahi Group Holdings Ltd. (JPY)	51,055
6,700	Asahi Kasei Corp. (JPY)	64,918
2,600	Bridgestone Corp. (JPY)	58,549
3,400	Chubu Electric Power Co., Inc. (JPY)	49,409
5,300	Daito Trust Construction Co., Ltd. (JPY)	107,363
2,200	Daiwa House Industry Co., Ltd. (JPY)	74,774
2,300	East Japan Railway Co. (JPY)	57,857
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
2,200	Hankyu Hanshin Holdings, Inc. (JPY)	$61,354
7,600	Hulic Co., Ltd. (JPY)	90,310
3,000	Japan Airlines Co., Ltd. (JPY)	56,691
2,200	Japan Tobacco, Inc. (JPY)	79,337
3,900	JFE Holdings, Inc. (JPY)	52,568
1,800	Kao Corp. (JPY)	71,949
3,900	KDDI Corp. (JPY)	65,685
6,700	Kirin Holdings Co., Ltd. (JPY)	103,556
3,100	MatsukiyoCocokara & Co. (JPY)	49,637
3,800	MEIJI Holdings Co., Ltd. (JPY)	88,960
14,100	Mitsubishi HC Capital, Inc. (JPY)	122,906
3,400	Nissin Foods Holdings Co., Ltd. (JPY)	68,764
87,500	NTT, Inc. (JPY)	87,579
2,200	Obic Co., Ltd. (JPY)	61,084
2,200	Osaka Gas Co., Ltd. (JPY)	82,365
2,200	Secom Co., Ltd. (JPY)	80,446
3,000	Sekisui Chemical Co., Ltd. (JPY)	52,979
2,800	Sekisui House Ltd. (JPY)	62,202
1,600	Shimadzu Corp. (JPY)	43,050
66,100	SoftBank Corp. (JPY)	89,267
2,200	Suntory Beverage & Food Ltd. (JPY)	69,272
2,200	Takeda Pharmaceutical Co., Ltd. (JPY)	74,518
10,300	Tokyu Corp. (JPY)	116,171
3,800	West Japan Railway Co. (JPY)	77,566
3,900	Yakult Honsha Co., Ltd. (JPY)	62,799
		2,510,898
	Multi-National — 0.5%
766	Unibail-Rodamco-Westfield (EUR) (e)	84,442
	Netherlands — 4.9%
678	AerCap Holdings N.V.	97,401
2,009	ASR Nederland N.V. (EUR)	145,693
542	Euronext N.V. (EUR) (c) (d)	75,746
1,405	Ferrovial SE (EUR)	94,962
3,485	Koninklijke Ahold Delhaize N.V. (EUR)	136,156
21,662	Koninklijke KPN N.V. (EUR)	105,482
375	Magnum Ice Cream (The) Co. N.V. (GBP) (e)	6,658
1,848	NN Group N.V. (EUR)	146,284
		808,382
	New Zealand — 0.7%
21,040	Contact Energy Ltd. (NZD)	118,448
Shares	Description	Value

	Norway — 1.4%
10,472	Orkla ASA (NOK)	$124,179
6,742	Telenor ASA (NOK)	113,411
		237,590
	Singapore — 13.9%
105,300	CapitaLand Ascendas REIT (SGD)	235,913
143,400	CapitaLand Integrated Commercial Trust (SGD)	269,417
62,000	CapitaLand Investment Ltd. (SGD)	150,114
2,830	DBS Group Holdings Ltd. (SGD)	131,700
197,200	Genting Singapore Ltd. (SGD)	113,939
11,400	Keppel Ltd. (SGD)	97,950
23,900	Oversea-Chinese Banking Corp., Ltd. (SGD)	398,866
47,400	Singapore Airlines Ltd. (SGD)	236,609
26,800	Singapore Telecommunications Ltd. (SGD)	96,700
10,100	United Overseas Bank Ltd. (SGD)	303,850
104,400	Wilmar International Ltd. (SGD)	278,214
		2,313,272
	Spain — 2.8%
2,821	Aena SME S.A. (EUR) (c) (d)	87,710
2,181	Endesa S.A. (EUR)	80,376
5,798	Iberdrola S.A. (EUR)	130,066
79	Iberdrola S.A. (EUR) (e) (f) (g)	1,772
5,084	Redeia Corp. S.A. (EUR)	87,924
18,535	Telefonica S.A. (EUR)	75,029
		462,877
	Sweden — 4.9%
1,302	Alfa Laval AB (SEK)	75,628
1,506	Assa Abloy AB, Class B (SEK)	60,849
2,938	Essity AB, Class B (SEK)	86,812
1,733	Industrivarden AB, Class A (SEK)	86,577
1,719	Industrivarden AB, Class C (SEK)	86,032
2,201	Investor AB, Class B (SEK)	84,803
1,517	L E Lundbergforetagen AB, Class B (SEK)	90,262
3,417	Skandinaviska Enskilda Banken AB, Class A (SEK)	73,404
2,163	Swedbank AB, Class A (SEK)	84,189
17,761	Telia Co., AB (SEK)	80,854
		809,410
	Switzerland — 6.5%
100	Geberit AG (CHF)	76,269
322	Helvetia Baloise Holding AG (CHF)	81,515
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland (Continued)
643	Novartis AG (CHF)	$95,337
262	Schindler Holding AG (CHF)	96,422
217	Schindler Holding AG (CHF)	83,707
654	SGS S.A. (CHF)	78,509
107	Swiss Life Holding AG (CHF)	117,153
957	Swiss Prime Site AG (CHF)	162,543
202	Swisscom AG (CHF)	165,535
172	Zurich Insurance Group AG (CHF)	122,150
		1,079,140
	United Kingdom — 6.9%
1,771	Admiral Group PLC (GBP)	66,642
8,664	Aviva PLC (GBP)	75,376
918	Coca-Cola Europacific Partners PLC	84,180
2,279	Compass Group PLC (GBP)	68,201
15,547	Haleon PLC (GBP)	80,606
1,036	Intertek Group PLC (GBP)	63,282
21,646	M&G PLC (GBP)	91,642
5,897	National Grid PLC (GBP)	99,613
884	Reckitt Benckiser Group PLC (GBP) (e)	73,690
1,743	RELX PLC (GBP)	61,510
2,888	Shell PLC (GBP)	110,413
2,465	Smiths Group PLC (GBP)	84,661
11,816	Tesco PLC (GBP)	68,748
1,666	Unilever PLC (GBP)	112,627
		1,141,191
	Total Common Stocks	16,441,409
	(Cost $14,480,678)
MONEY MARKET FUNDS — 0.2%
38,173	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (h)	38,173
	(Cost $38,173)

	Total Investments — 99.2%	16,479,582
	(Cost $14,518,851)
	Net Other Assets and Liabilities — 0.8%	136,306
	Net Assets — 100.0%	$16,615,888

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2026, securities
noted as such are valued at $1,772 or 0.0% of net assets.

(h)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	28.6%
JPY	15.2
SGD	14.0
HKD	12.4
AUD	7.2
CHF	6.6
GBP	6.5
SEK	4.9
NOK	1.5
USD	1.3
DKK	1.1
NZD	0.7
Total	100.0%
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Spain	$462,877	$461,105	$1,772	$—
Other Country Categories*	15,978,532	15,978,532	—	—
Money Market Funds	38,173	38,173	—	—
Total Investments	$16,479,582	$16,477,810	$1,772	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.5%
1,880	Hexcel Corp.	$155,683
	Automobile Components — 1.1%
1,552	Autoliv, Inc.	188,164
5,873	Gentex Corp.	135,138
		323,302
	Banks — 2.6%
1,585	City Holding Co.	195,098
3,778	Commerce Bancshares, Inc.	198,874
4,776	Hilltop Holdings, Inc.	178,861
2,775	Prosperity Bancshares, Inc.	191,503
		764,336
	Building Products — 0.8%
1,195	Armstrong World Industries, Inc.	219,569
	Capital Markets — 1.9%
513	Affiliated Managers Group, Inc.	160,615
778	Morningstar, Inc.	157,226
2,899	SEI Investments Co.	254,677
		572,518
	Chemicals — 3.2%
1,980	Balchem Corp.	336,937
2,542	Innospec, Inc.	207,732
283	NewMarket Corp.	189,834
1,889	RPM International, Inc.	202,047
		936,550
	Commercial Services & Supplies — 2.8%
4,006	ABM Industries, Inc.	184,436
1,022	Clean Harbors, Inc. (a)	265,628
2,105	MSA Safety, Inc.	372,901
		822,965
	Construction & Engineering — 1.6%
2,159	AECOM	208,192
2,119	Granite Construction, Inc.	255,848
		464,040
	Consumer Finance — 0.5%
920	FirstCash Holdings, Inc.	156,860
	Consumer Staples Distribution & Retail — 3.5%
8,672	Albertsons Cos., Inc., Class A	144,389
1,629	BJ’s Wholesale Club Holdings, Inc. (a)	150,585
357	Casey’s General Stores, Inc.	216,520
2,064	Performance Food Group Co. (a)	197,009
3,779	US Foods Holding Corp. (a)	316,000
		1,024,503
Shares	Description	Value

	Containers & Packaging — 3.6%
2,482	AptarGroup, Inc.	$310,126
2,414	Crown Holdings, Inc.	252,698
8,256	Graphic Packaging Holding Co.	120,950
4,178	Silgan Holdings, Inc.	180,281
4,047	Sonoco Products Co.	194,256
		1,058,311
	Diversified Consumer Services — 2.1%
751	Grand Canyon Education, Inc. (a)	130,554
3,919	H&R Block, Inc.	154,604
4,221	Service Corp. International	339,495
		624,653
	Diversified REITs — 1.7%
5,754	Essential Properties Realty Trust, Inc.	174,691
4,574	WP Carey, Inc.	319,037
		493,728
	Electric Utilities — 4.5%
3,218	IDACORP, Inc.	427,318
1,676	MGE Energy, Inc.	133,879
10,350	OGE Energy Corp.	452,088
554	Otter Tail Corp.	49,395
5,229	Portland General Electric Co.	262,757
		1,325,437
	Electronic Equipment, Instruments & Components — 1.6%
1,733	Arrow Electronics, Inc. (a)	229,605
3,978	Avnet, Inc.	248,188
		477,793
	Entertainment — 1.7%
1,094	Madison Square Garden Sports Corp. (a)	310,203
6,311	Warner Music Group Corp., Class A	189,204
		499,407
	Financial Services — 3.7%
7,483	Enact Holdings, Inc.	297,599
3,834	Essent Group Ltd.	241,235
8,153	MGIC Investment Corp.	219,479
4,578	NMI Holdings, Inc. (a)	177,260
4,977	Radian Group, Inc.	163,743
		1,099,316
	Food Products — 4.1%
16,000	Flowers Foods, Inc.	182,880
3,386	Ingredion, Inc.	399,886
1,559	J & J Snack Foods Corp.	148,105
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
947	Marzetti (The) Company	$162,477
3,087	Post Holdings, Inc. (a)	315,831
		1,209,179
	Gas Utilities — 4.8%
1,071	Chesapeake Utilities Corp.	137,816
2,149	MDU Resources Group, Inc.	44,076
1,114	National Fuel Gas Co.	93,297
9,831	New Jersey Resources Corp.	486,438
4,093	Northwest Natural Holding Co.	190,570
1,743	ONE Gas, Inc.	138,673
580	Southwest Gas Holdings, Inc.	48,036
2,305	Spire, Inc.	194,749
1,878	UGI Corp.	75,327
		1,408,982
	Ground Transportation — 0.6%
1,133	Landstar System, Inc.	169,225
	Health Care Providers & Services — 1.9%
375	Chemed Corp.	160,177
2,234	Encompass Health Corp.	211,180
1,145	Ensign Group (The), Inc.	196,551
		567,908
	Health Care REITs — 3.0%
1,590	CareTrust REIT, Inc.	59,371
2,298	Healthcare Realty Trust, Inc.	38,583
9,379	LTC Properties, Inc.	342,052
4,779	Omega Healthcare Investors, Inc.	209,703
11,895	Sabra Health Care REIT, Inc.	222,793
		872,502
	Hotels, Restaurants & Leisure — 1.1%
1,859	Choice Hotels International, Inc.	191,105
1,395	Churchill Downs, Inc.	137,212
		328,317
	Household Products — 2.0%
10,786	Reynolds Consumer Products, Inc.	249,912
1,466	WD-40 Co.	338,983
		588,895
	Independent Power and Renewable Electricity Producers — 0.2%
407	Ormat Technologies, Inc.	50,851
	Industrial REITs — 0.9%
323	EastGroup Properties, Inc.	58,670
762	First Industrial Realty Trust, Inc.	44,219
900	LXP Industrial Trust	44,595
1,011	Rexford Industrial Realty, Inc.	40,976
Shares	Description	Value

	Industrial REITs (Continued)
1,118	STAG Industrial, Inc.	$41,936
701	Terreno Realty Corp.	43,139
		273,535
	Insurance — 7.6%
1,590	American Financial Group, Inc.	207,129
3,346	Assured Guaranty Ltd.	283,908
3,530	CNO Financial Group, Inc.	148,437
153	F&G Annuities & Life, Inc.	4,512
2,557	Fidelity National Financial, Inc.	139,075
2,121	First American Financial Corp.	134,005
1,316	Hanover Insurance Group (The), Inc.	229,168
7,779	Old Republic International Corp.	304,703
656	Primerica, Inc.	172,554
734	Reinsurance Group of America, Inc.	148,819
772	RenaissanceRe Holdings Ltd.	217,472
4,362	RLI Corp.	254,872
		2,244,654
	Machinery — 3.9%
3,549	Donaldson Co., Inc.	361,785
2,046	Franklin Electric Co., Inc.	203,822
4,399	Graco, Inc.	384,165
1,062	ITT, Inc.	193,603
		1,143,375
	Media — 0.6%
2,491	New York Times (The) Co., Class A	182,615
	Metals & Mining — 0.7%
659	Reliance, Inc.	217,140
	Mortgage REITs — 5.9%
17,048	Annaly Capital Management, Inc.	392,274
11,394	ARMOUR Residential REIT, Inc.	198,256
12,514	Blackstone Mortgage Trust, Inc., Class A	240,895
36,208	Ellington Financial, Inc.	465,273
24,523	Starwood Property Trust, Inc.	439,697
		1,736,395
	Multi-Utilities — 2.0%
6,905	Avista Corp.	285,108
4,338	Black Hills Corp.	316,587
		601,695
	Office REITs — 1.1%
7,577	COPT Defense Properties	233,447
1,611	Cousins Properties, Inc.	40,662
1,456	Highwoods Properties, Inc.	37,638
		311,747
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 1.7%
13,241	Antero Midstream Corp.	$249,196
2,061	DT Midstream, Inc.	259,727
		508,923
	Pharmaceuticals — 1.3%
9,474	Innoviva, Inc. (a)	189,480
2,894	Prestige Consumer Healthcare, Inc. (a)	186,576
		376,056
	Professional Services — 4.9%
2,980	CSG Systems International, Inc.	237,655
3,188	Exponent, Inc.	229,122
1,658	FTI Consulting, Inc. (a)	289,603
3,991	Genpact Ltd.	176,003
3,255	KBR, Inc.	139,346
2,740	Korn Ferry	190,348
1,870	Maximus, Inc.	176,603
		1,438,680
	Residential REITs — 1.5%
4,983	American Homes 4 Rent, Class A	156,068
4,054	Elme Communities	8,919
3,276	Equity LifeStyle Properties, Inc.	206,945
3,442	Independence Realty Trust, Inc.	57,481
		429,413
	Retail REITs — 4.2%
2,168	Acadia Realty Trust	43,382
5,253	Agree Realty Corp.	379,424
1,801	Brixmor Property Group, Inc.	48,249
1,752	Curbline Properties Corp.	42,486
1,877	Kite Realty Group Trust	44,091
6,810	NNN REIT, Inc.	283,773
8,266	Phillips Edison & Co., Inc.	299,477
1,296	Tanger, Inc.	42,405
2,099	Urban Edge Properties	40,783
		1,224,070
	Software — 0.9%
4,316	Dolby Laboratories, Inc., Class A	277,044
	Specialized REITs — 4.0%
1,032	CubeSmart	38,731
1,159	EPR Properties	62,864
18,944	Four Corners Property Trust, Inc.	466,970
10,234	Gaming and Leisure Properties, Inc.	457,971
359	Lamar Advertising Co., Class A	46,063
1,371	National Storage Affiliates Trust	43,612
2,108	Rayonier, Inc.	47,936
		1,164,147
Shares	Description	Value

	Tobacco — 0.8%
4,164	Universal Corp.	$235,641
	Trading Companies & Distributors — 1.5%
1,476	GATX Corp.	268,499
2,031	MSC Industrial Direct Co., Inc., Class A	171,295
		439,794
	Water Utilities — 1.2%
1,924	American States Water Co.	140,375
1,629	California Water Service Group	72,816
2,448	Essential Utilities, Inc.	94,958
844	H2O America	43,922
		352,071
	Total Common Stocks	29,371,825
	(Cost $27,464,622)
MONEY MARKET FUNDS — 0.2%
58,435	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	58,435
	(Cost $58,435)

	Total Investments — 100.0%	29,430,260
	(Cost $27,523,057)
	Net Other Assets and Liabilities — 0.0%	4,514
	Net Assets — 100.0%	$29,434,774

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$29,371,825	$29,371,825	$—	$—
Money Market Funds	58,435	58,435	—	—
Total Investments	$29,430,260	$29,430,260	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$72,915,366	$16,479,582	$29,430,260
Foreign currency, at value	—	18	—
Receivables:
Dividends	72,055	18,992	24,350
Reclaims	—	130,090	—
Total Assets	72,987,421	16,628,682	29,454,610

LIABILITIES:
Investment advisory fees payable	52,216	12,794	19,836
Total Liabilities	52,216	12,794	19,836
NET ASSETS	$72,935,205	$16,615,888	$29,434,774

NET ASSETS consist of:
Paid-in capital	$104,101,722	$43,140,279	$30,495,065
Par value	18,500	4,500	8,000
Accumulated distributable earnings (loss)	(31,185,017)	(26,528,891)	(1,068,291)
NET ASSETS	$72,935,205	$16,615,888	$29,434,774
NET ASSET VALUE, per share	$39.42	$36.92	$36.79
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,850,002	450,002	800,002
Investments, at cost	$69,230,877	$14,518,851	$27,523,057
Foreign currency, at cost (proceeds)	$—	$11	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$988,072	$318,006	$475,138
Foreign withholding tax	—	(4,779)	—
Total investment income	988,072	313,227	475,138

EXPENSES:
Investment advisory fees	330,165	89,548	111,546
Other expenses	7,217	2,274	1,625
Total expenses	337,382	91,822	113,171
NET INVESTMENT INCOME (LOSS)	650,690	221,405	361,967

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(629,480)	249,690	115,791
In-kind redemptions	2,524,952	985,447	—
Forward foreign currency contracts	—	3	—
Foreign currency transactions	—	(4,677)	—
Net realized gain (loss)	1,895,472	1,230,463	115,791
Net increase from payment by the advisor	—	981	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,389,130)	592,220	986,597
Foreign currency translation	—	6,436	—
Net change in unrealized appreciation (depreciation)	(2,389,130)	598,656	986,597
NET REALIZED AND UNREALIZED GAIN (LOSS)	(493,658)	1,830,100	1,102,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,032	$2,051,505	$1,464,355
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$650,690	$1,237,317	$221,405	$940,281
Net realized gain (loss)	1,895,472	10,422,369	1,230,463	5,403,639
Net increase from payment by the advisor	—	—	981	—
Net change in unrealized appreciation (depreciation)	(2,389,130)	(3,247,082)	598,656	(942,490)
Net increase (decrease) in net assets resulting from operations	157,032	8,412,604	2,051,505	5,401,430

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(709,000)	(1,244,276)	(643,047)	(1,034,818)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,939,520	33,227,443	—	4,802,205
Cost of shares redeemed	(25,404,895)	(31,086,858)	(7,150,397)	(19,708,370)
Net increase (decrease) in net assets resulting from shareholder transactions	(23,465,375)	2,140,585	(7,150,397)	(14,906,165)
Total increase (decrease) in net assets	(24,017,343)	9,308,913	(5,741,939)	(10,539,553)

NET ASSETS:
Beginning of period	96,952,548	87,643,635	22,357,827	32,897,380
End of period	$72,935,205	$96,952,548	$16,615,888	$22,357,827

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,450,002	2,400,002	650,002	1,100,002
Shares sold	50,000	850,000	—	150,000
Shares redeemed	(650,000)	(800,000)	(200,000)	(600,000)
Shares outstanding, end of period	1,850,002	2,450,002	450,002	650,002
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$361,967	$405,331
115,791	1,974,318
—	—
986,597	(2,244,428)
1,464,355	135,221

(361,031)	(370,621)

1,799,592	16,040,926
—	(9,040,772)
1,799,592	7,000,154
2,902,916	6,764,754

26,531,858	19,767,104
$29,434,774	$26,531,858

750,002	550,002
50,000	450,000
—	(250,000)
800,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.57	$36.52	$32.87	$33.22	$33.08	$27.19
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.51 (a)	0.47 (a)	0.58 (a)	0.51	0.46
Net realized and unrealized gain (loss)	(0.13)	3.05	3.67	(0.31)	0.10	5.87
Total from investment operations	0.14	3.56	4.14	0.27	0.61	6.33
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.51)	(0.49)	(0.62)	(0.47)	(0.44)
Net asset value, end of period	$39.42	$39.57	$36.52	$32.87	$33.22	$33.08
Total return (b)	0.37%	9.78%	12.74%	0.88%	1.82%	23.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,935	$96,953	$87,644	$92,037	$99,665	$120,758
Ratio of total expenses to average net assets	0.72% (c) (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.38% (c)	1.31%	1.39%	1.79%	1.46%	1.42%
Portfolio turnover rate (e)	28%	84%	100%	122%	76%	152%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$34.40	$29.91	$29.06	$28.60	$32.21	$28.12
Income from investment operations:
Net investment income (loss)	0.35 (a)	0.95 (a)	0.84 (a)	0.88 (a)	0.90	0.89
Net realized and unrealized gain (loss)	3.16	4.77	0.93	0.52	(3.62)	4.13
Total from investment operations	3.51	5.72	1.77	1.40	(2.72)	5.02
Distributions paid to shareholders from:
Net investment income	(0.99)	(1.23)	(0.92)	(0.94)	(0.89)	(0.93)
Net asset value, end of period	$36.92	$34.40	$29.91	$29.06	$28.60	$32.21
Total return (b)	10.37% (c)	19.29%	6.33%	5.22%	(8.50)%	18.01% (c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,616	$22,358	$32,897	$40,687	$45,757	$86,962
Ratio of total expenses to average net assets	0.82% (d) (e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.98% (d)	3.01%	2.96%	3.19%	2.53%	2.68%
Portfolio turnover rate (f)	28%	90%	79%	80%	65%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
During the period ended January 31, 2026 and fiscal year ended July 31, 2021, the Fund received a payment from the advisor in the amount of
$981 and $6,254, respectively, in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the
Fund, there was no effect on the Fund’s total return.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.38	$35.94	$31.82	$32.14	$33.12	$25.03
Income from investment operations:
Net investment income (loss)	0.47 (a)	0.68 (a)	0.43 (a)	0.44 (a)	0.36	0.29
Net realized and unrealized gain (loss)	1.40	(0.62)	4.12	(0.29)	(1.05)	8.09
Total from investment operations	1.87	0.06	4.55	0.15	(0.69)	8.38
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.62)	(0.43)	(0.47)	(0.29)	(0.29)
Net realized gain	—	—	—	—	—	(0.00) (b)
Total distributions	(0.46)	(0.62)	(0.43)	(0.47)	(0.29)	(0.29)
Net asset value, end of period	$36.79	$35.38	$35.94	$31.82	$32.14	$33.12
Total return (c)	5.32%	0.14%	14.48%	0.57%	(2.11)%	33.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,435	$26,532	$19,767	$19,091	$16,068	$14,906
Ratio of total expenses to average net assets	0.81% (d) (e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.60% (d)	1.88%	1.34%	1.43%	1.09%	1.02%
Portfolio turnover rate (f)	20%	66%	53%	70%	71%	118%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on the NYSE Arca, Inc.

First Trust Horizon Managed Volatility Domestic ETF – (ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (ticker “HSMV”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$1,244,276	$—	$—
First Trust Horizon Managed Volatility Developed International ETF	1,034,818	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	370,621	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$122,410	$(36,809,511)	$6,054,052
First Trust Horizon Managed Volatility Developed International ETF	242,585	(29,422,382)	1,242,448
First Trust Horizon Managed Volatility Small/Mid ETF	65,301	(2,920,701)	683,785
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Horizon Managed Volatility Domestic ETF	$36,809,511

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Horizon Managed Volatility Developed International ETF	$29,422,382
First Trust Horizon Managed Volatility Small/Mid ETF	2,920,701
During the taxable year ended July 31, 2025, the following Funds utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Horizon Managed Volatility Domestic ETF	$6,288,698
First Trust Horizon Managed Volatility Developed International ETF	2,834,621
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$69,230,877	$6,770,471	$(3,085,982)	$3,684,489
First Trust Horizon Managed Volatility Developed International ETF	14,518,851	2,303,961	(343,230)	1,960,731
First Trust Horizon Managed Volatility Small/Mid ETF	27,523,057	2,839,153	(931,950)	1,907,203
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	HUSV	HSMV
Fund net assets up to and including $2.5 billion	0.7000%	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.74%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.72%
Fund net assets greater than $15 billion	0.5950%	0.68%

Breakpoints	HDMV
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
During the six months ended January 31, 2026, HDMV received a payment from the Advisor of $981 in connection with a trade error.
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which First Trust’s management fee is reduced in accordance with the breakpoints described above, the sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$25,226,715	$25,252,375
First Trust Horizon Managed Volatility Developed International ETF	6,076,454	6,490,046
First Trust Horizon Managed Volatility Small/Mid ETF	5,464,566	5,366,702

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
For the six months ended January 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$1,933,464	$25,345,052
First Trust Horizon Managed Volatility Developed International ETF	—	7,096,359
First Trust Horizon Managed Volatility Small/Mid ETF	1,793,515	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund III (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	448,229,817 1,692,488
Thomas J. Driscoll** Votes For Votes Withheld	448,104,659 1,817,646
Richard E. Erickson* Votes For Votes Withheld	447,812,453 2,109,852
Thomas R. Kadlec* Votes For Votes Withheld	446,751,895 3,170,410
Denise M. Keefe*** Votes For Votes Withheld	448,425,408 1,496,897
Robert F. Keith* Votes For Votes Withheld	447,967,349 1,954,956
Niel B. Nielson* Votes For Votes Withheld	447,968,834 1,953,471
Bronwyn Wright*** Votes For Votes Withheld	200,751,188 249,171,117

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund III

First Trust Merger Arbitrage ETF (MARB)

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Merger Arbitrage ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 52.8%
	Banks — 6.2%
26,849	Cadence Bank	$1,130,611
28,103	MidWestOne Financial Group, Inc.	1,301,731
		2,432,342
	Biotechnology — 3.0%
11,644	Exact Sciences Corp. (a) (b)	1,191,647
	Diversified REITs — 4.0%
75,413	Alexander & Baldwin, Inc. (b)	1,564,066
	Entertainment — 4.5%
8,745	Electronic Arts, Inc. (b)	1,783,280
	Health Care Equipment & Supplies — 3.5%
18,400	Hologic, Inc. (a)	1,378,712
	Insurance — 9.5%
42,706	Aspen Insurance Holdings Ltd., Class A (a) (b)	1,594,215
24,037	Brighthouse Financial, Inc. (a)	1,539,810
24,512	ProAssurance Corp. (a)	593,681
		3,727,706
	Machinery — 4.0%
49,391	Hillenbrand, Inc.	1,576,067
	Oil, Gas & Consumable Fuels — 0.0%
1	California Resources Corp.	53
	Professional Services — 6.9%
19,075	CSG Systems International, Inc.	1,521,231
17,069	Dayforce, Inc. (a)	1,182,370
		2,703,601
	Software — 8.1%
52,244	Confluent, Inc., Class A (a)	1,595,532
121,111	Jamf Holding Corp. (a) (b) (c)	1,580,498
		3,176,030
	Trading Companies & Distributors — 3.1%
18,501	Air Lease Corp. (b)	1,195,720
	Total Common Stocks	20,729,224
	(Cost $20,519,094)
RIGHTS — 0.0%
	Biotechnology — 0.0%
69,580	89bio, Inc., expiring December 31, 2035 (a) (c) (d) (e)	0
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (c) (d) (e)	0
Shares	Description	Value

	Biotechnology (Continued)
100,745	Icosavax, Inc., expiring January 1, 2029 (a) (c) (d) (e)	$0
20,075	Metsera, Inc., no expiration date (a) (c) (d) (e)	0
		0
	Consumer Staples Distribution & Retail — 0.0%
76,307	Walgreens Boots Alliance, Inc., no expiration date (a) (c) (d) (e)	0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (c) (d) (e)	0
97,345	Paragon 28, Inc., expiring December 31, 2026 (a) (c) (d) (e)	0
		0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (a) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 42.7%
16,759,738	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (f)	16,759,738
	(Cost $16,759,738)
	Total Investments — 95.5%	37,488,962
	(Cost $37,278,832)
COMMON STOCKS SOLD SHORT — (6.3)%
	Banks — (6.3)%
(66,454)	Huntington Bancshares, Inc.	(1,161,616)
(8,921)	Nicolet Bankshares, Inc.	(1,302,287)
	Total Investments Sold Short — (6.3)%	(2,463,903)
	(Proceeds $2,356,223)
	Net Other Assets and Liabilities — 10.8%	4,257,129
	Net Assets — 100.0%	$39,282,188

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2026, the segregated value of these securities amounts to $3,029,652.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2026, securities
noted as such are valued at $1,580,498 or 4.0% of net assets.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Software	$3,176,030	$1,595,532	$1,580,498	$—
Other Industry Categories*	17,553,194	17,553,194	—	—
Rights*	— **	—	—	— **
Money Market Funds	16,759,738	16,759,738	—	—
Total Investments	$37,488,962	$35,908,464	$1,580,498	$— **

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(2,463,903)	$(2,463,903)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$37,488,962
Restricted Cash	4,247,299
Receivables:
Dividends	39,056
Margin interest rebate	9,445
Reclaims	886
Total Assets	41,785,648

LIABILITIES:
Investments sold short, at value	2,463,903
Investment advisory fees payable	39,557
Total Liabilities	2,503,460
NET ASSETS	$39,282,188

NET ASSETS consist of:
Paid-in capital	$38,366,752
Par value	19,000
Accumulated distributable earnings (loss)	896,436
NET ASSETS	$39,282,188
NET ASSET VALUE, per share	$20.67
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,900,002
Investments, at cost	$37,278,832
Investments sold short, proceeds	$2,356,223
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$424,559
Margin interest rebate	25,920
Total investment income	450,479

EXPENSES:
Investment advisory fees	222,226
Dividend expense on investments sold short	20,379
Other expenses	2,522
Total expenses	245,127
NET INVESTMENT INCOME (LOSS)	205,352

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	586,804
In-kind redemptions	3,971
Investments sold short	287,687
Net realized gain (loss)	878,462
Net change in unrealized appreciation (depreciation) on:
Investments	9,518
Investments sold short	(107,680)
Net change in unrealized appreciation (depreciation)	(98,162)
NET REALIZED AND UNREALIZED GAIN (LOSS)	780,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$985,652
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$205,352	$276,921
Net realized gain (loss)	878,462	1,112,371
Net change in unrealized appreciation (depreciation)	(98,162)	353,322
Net increase (decrease) in net assets resulting from operations	985,652	1,742,614

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,064,381)	(513,881)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,196,131	7,957,076
Cost of shares redeemed	(1,013,585)	(5,989,375)
Net increase (decrease) in net assets resulting from shareholder transactions	5,182,546	1,967,701
Total increase (decrease) in net assets	5,103,817	3,196,434

NET ASSETS:
Beginning of period	34,178,371	30,981,937
End of period	$39,282,188	$34,178,371

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,550,002
Shares sold	300,000	400,000
Shares redeemed	(50,000)	(300,000)
Shares outstanding, end of period	1,900,002	1,650,002
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.71	$19.99	$20.00	$20.01	$19.55	$19.46
Income from investment operations:
Net investment income (loss)	0.12 (a)	0.18 (a)	0.24 (a)	0.23 (a)	(0.24) (a)	(0.26)
Net realized and unrealized gain (loss)	0.46	0.90	0.21	0.01 (b)	0.70	0.35
Total from investment operations	0.58	1.08	0.45	0.24	0.46	0.09
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.36)	(0.28)	(0.15)	—	—
Net realized gain	—	—	(0.18)	(0.10)	—	—
Total distributions	(0.62)	(0.36)	(0.46)	(0.25)	—	—
Net asset value, end of period	$20.67	$20.71	$19.99	$20.00	$20.01	$19.55
Total return (c)	2.88%	5.46%	2.26%	1.17%	2.35%	0.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,282	$34,178	$30,982	$68,995	$44,031	$10,752
Ratio of total expenses to average net assets	1.38% (d) (e) (f)	1.65% (e)	1.70%	1.80%	1.87%	2.23%
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.26% (d) (e) (f)	1.25% (e)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	1.16% (d) (e)	0.90% (e)	1.20%	1.17%	(1.23)%	(1.15)%
Portfolio turnover rate (g)	209%	195%	301%	367%	246%	280%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Includes extraordinary expenses. If these extraordinary expenses were not included, the ratio of total expenses to average net assets and the ratio of total expenses to average net assets excluding dividend expense and margin interest expense would have been 1.36% and 1.25%, respectively.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)
to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 85 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2026, the Fund had margin interest rebate of $25,920 as shown on the Statement of Operations. Restricted cash in the amount of $4,247,299, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2026.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$513,881
Capital gains	—
Return of capital	—
As of July 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$774,553
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	200,612
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, the Fund had no capital loss carryforwards available to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Fund had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$34,922,609	$311,150	$(208,700)	$102,450
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees First Trust Capital Management L.P.’s (“First Trust Capital Management” or the “Sub-Advisor”) management of the Fund’s assets. First Trust Capital Management receives a sub-advisory fee equal to 0.625% of the average daily net assets of the Fund less the amount of Fund Expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	1.25000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.21875%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.18750%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.15625%
Fund net assets greater than $10 billion	1.12500%
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 46% ownership interest in First Trust Capital Management through First Trust Capital Solutions L.P.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, were $35,484,639 and $36,630,149, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $1,575,413 and $4,219,323, respectively.
For the six months ended January 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $3,236,210 and $170,773, respectively. For the six months ended January 31, 2026, the Fund had no in-kind transactions in investments sold short.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
At a meeting held on or about January 23, 2026, the Board of Directors for MARB approved a change in the Fund’s name and investment policy. This change is expected to occur early in the second quarter of 2026. The Fund’s name will change to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker will change to “NTRL.”
In connection with the change to the Fund’s name, the Fund will adopt a non-fundamental investment policy whereby it invests at least 80% of its net assets (including investment borrowings) in financial derivative instruments (exchange-traded or over-the-counter) that provide exposure to U.S exchange-listed equity securities, U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities and/or U.S. exchange-listed equity securities.
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer pursue its current merger arbitrage strategy, and it will instead seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. The Fund will pursue its investment objective by establishing long and short positions in U.S. exchange-listed equity securities, including exposure obtained through ETFs and financial derivative instruments such as futures or total return swaps. The Fund will generally seek to have exposure ranging from approximately 150%-250% to long positions and approximately 150%-250% to short positions. Additionally, the Fund’s annual unitary management fee will be reduced to 0.95% of the Fund’s average daily net assets. The Fund’s portfolio management team will change to members of the First Trust Alternatives Investment Team, and the Fund will no longer have a sub-advisor.

Other Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund III (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	448,229,817 1,692,488
Thomas J. Driscoll** Votes For Votes Withheld	448,104,659 1,817,646
Richard E. Erickson* Votes For Votes Withheld	447,812,453 2,109,852
Thomas R. Kadlec* Votes For Votes Withheld	446,751,895 3,170,410
Denise M. Keefe*** Votes For Votes Withheld	448,425,408 1,496,897
Robert F. Keith* Votes For Votes Withheld	447,967,349 1,954,956
Niel B. Nielson* Votes For Votes Withheld	447,968,834 1,953,471
Bronwyn Wright*** Votes For Votes Withheld	200,751,188 249,171,117

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund III

First Trust California Municipal High Income ETF (FCAL)
First Trust New York Municipal High Income ETF (FMNY)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.2%
	California — 94.9%
$250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/44	$272,803
250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/45	269,328
1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt, AG	5.00%	09/01/44	1,228,740
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/44	1,076,203
1,400,000	Bay Area CA Toll Auth Toll Bridge Rev Var, Ser H (a)	2.65%	04/01/59	1,400,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	101,633
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,340,245
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/40	1,118,857
750,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/44	808,108
1,625,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/49	1,699,970
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,366
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,146,436
585,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	627,628
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	973,295
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,064,442
455,000	CA Hsg Fin Agy Affordable Hsg Rev Sustainable Bonds, Ser B	4.35%	02/01/43	459,507
374,934	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	391,767
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/56	220,643
310,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	311,294
1,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/43	1,000,432
455,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/40	470,229
250,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/42	254,028
175,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/43	176,458
185,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/44	185,521
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	107,667
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	5.00%	07/01/32	202,940
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	561,119
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	453,662
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	661,602
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	493,127
900,000	CA St Eductnl Facs Auth Rev Ref Loma Linda Univ, Ser A	5.00%	04/01/47	903,011
375,000	CA St Enterprise Dev Auth Chrt Sch Rev Ref The Rocklin Acdmy Proj, Ser A (b)	4.00%	06/01/36	362,955
500,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/34	528,183
750,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/44	744,294
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.25%	11/01/49	$2,674,769
600,000	CA St Enterprise Dev Auth Rev Ref Sage Hill Sch Proj	5.00%	12/01/41	665,356
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	702,871
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/40	550,916
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/41	544,945
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/42	538,777
2,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/44	2,123,712
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,055,657
520,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.00%	11/15/33	584,234
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,028,532
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/44	955,578
1,240,000	CA St Hlth Facs Fing Auth Rev Ref El Camino Hlth, Ser A	5.00%	02/01/43	1,389,365
1,025,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/42	1,151,460
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/43	548,350
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/44	543,479
585,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bond, Ser B	4.00%	11/01/39	584,770
1,410,000	CA St Infra & Econ Dev Bank Rev Adventist Hlth Energy Proj, Ser A	5.00%	07/01/40	1,511,674
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	250,201
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,150
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	451,594
2,000,000	CA St Muni Fin Auth Mf Hsg Rev Gibson Drive Apartments Proj, Ser A	4.45%	12/01/42	2,048,075
500,000	CA St Muni Fin Auth Mf Hsg Rev Var Oaks on Balboa, Ser A-1 (Mandatory put 10/01/27)	3.15%	08/01/59	502,850
1,250,000	CA St Muni Fin Auth Mf Hsg Rev Var Victory Blvd, Ser B (Mandatory put 07/01/29)	3.00%	07/01/31	1,259,025
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	814,552
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	82,652
170,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	167,809
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	282,097
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	365,562
1,000,000	CA St Muni Fin Auth Mobile Home Park Rev Sustainable Bond Ref Caritas Projs, Ser A	5.00%	08/15/49	1,018,594
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,070,770
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,617,138
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Ctr of the Centrl Coast Inc, Ser A	5.50%	12/01/45	1,035,149
1,000,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.13%	11/01/40	1,052,972
525,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.38%	11/01/45	536,661
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	$204,057
1,345,000	CA St Muni Fin Auth Rev Ref Eskaton Properties Incorporated Oblig Grp	5.00%	11/15/40	1,446,439
380,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	381,671
800,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	802,687
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	501,720
600,000	CA St Muni Fin Auth Rev Ref S Central Los Angeles Regl Ctr Proj	5.00%	12/01/40	673,111
1,015,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/44	1,093,490
435,000	CA St Muni Fin Auth Sch Fac Rev St Mary’s Sch Aliso Viejo, Ser A (b)	5.75%	05/01/54	437,179
385,000	CA St Muni Fin Auth Sch Fac Rev Temps St Mary’s Sch Aliso Viejo, Ser B	4.65%	05/01/30	397,136
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Draw Down Wst Mgmt Proj Remk, Ser B, AMT (Mandatory put 06/01/26)	3.85%	11/01/41	2,000,325
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/26)	3.45%	07/01/41	1,000,361
1,250,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 12/01/26)	3.45%	12/01/44	1,252,050
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,563,917
600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	634,897
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	578,446
400,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/39	421,466
750,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/44	765,754
1,250,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/49	1,249,508
500,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/39	516,127
350,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	359,920
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/17/26) (b)	3.80%	07/01/43	1,500,030
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,644,659
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,023
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,042
1,110,000	CA St Pub Wks Brd Lease Rev Various Capital Projs, Ser D	5.00%	11/01/46	1,169,468
250,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/39	270,021
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/49	1,012,812
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	745,721
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	602,676
650,000	CA St Sch Fin Auth Eductnl Facs Rev Ref New Designs Chrt Sch, Ser A (b)	5.00%	06/01/54	613,611
375,000	CA St Stwd Cmntys Dev Auth Rev Var Rady Childrens Hosp Remk, Ser B (a)	2.85%	08/15/47	375,000
1,000,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 2	5.00%	09/01/44	1,032,415
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref CHF Irvine LLC	5.00%	05/15/35	281,371
245,000	CA St Stwd Cmntys Dev Auth Stwd Rev Ref Stwd Cmnty Infra Prog, Ser R-1, AG (e)	5.00%	09/02/44	267,016
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$140,000	CA St Stwd Cmntys Dev Auth Stwd Rev Ref Stwd Cmnty Infra Prog, Ser R-1, AG (e)	5.00%	09/02/45	$150,802
860,000	CA St Stwd Cmntys Dev Auth Stwd Rev, Ser C-2	5.00%	09/02/46	880,507
1,000,000	CA St Univ Rev Ref, Ser A	5.00%	11/01/43	1,131,534
1,340,000	CA St Unrefunded	5.00%	11/01/31	1,514,038
770,000	CA St Unrefunded	5.00%	12/01/43	821,505
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	251,571
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	311,695
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	254,871
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	501,661
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,237
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,502
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr (Pre- refunded maturity 02/15/26)	5.00%	08/15/33	50,050
1,075,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.25%	12/01/44	1,175,232
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	389,856
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,163,213
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	470,593
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	909,513
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	544,979
500,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/39	540,561
1,500,000	Corona Norco CA Unif Sch Dist Election of 2014, Ser D (e)	5.00%	08/01/46	1,626,409
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,650,003
1,000,000	E Bay CA Muni Util Dist Wtr Sys Rev Ref, Ser B	5.00%	06/01/43	1,136,175
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	1,246,764
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/34	191,191
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/35	189,924
400,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/40	426,100
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	359,735
1,500,000	Fontana CA Pub Fin Auth Lease Rev Ref, Ser A	5.00%	11/01/50	1,583,238
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	159,926
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	503,392
1,790,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/39	1,919,316
600,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/39	647,409
300,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/48	304,057
1,000,000	Fontana CA Spl Tax The Gardens Phase One	5.00%	09/01/39	1,072,244
2,000,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Pub Safety Projs, Ser A, AG	5.25%	04/01/50	2,142,265
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/43	1,095,818
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	$801,146
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AG	5.25%	08/01/53	1,055,516
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	647,528
570,000	Inglewood CA Jt Pwrs Auth Lease Rev Inglewood Main Library Renovation and Seismic Retrofit Proj, BAM	5.00%	08/01/43	632,140
1,265,000	Inglewood CA Jt Pwrs Auth Lease Rev Inglewood Main Library Renovation and Seismic Retrofit Proj, BAM	5.25%	08/01/50	1,355,209
775,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/44	846,139
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	154,996
2,000,000	Irvine Ranch CA Wtr Dist Var Impt Dist Cons, Ser B (a)	2.70%	10/01/41	2,000,000
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,144,085
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	262,391
1,250,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cfd #2019-1-Mountain House Sch Facs	5.00%	09/01/46	1,269,188
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,695
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,618
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	198,897
1,000,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.00%	11/15/35	1,153,246
1,000,000	Long Beach CA Cmnty Clg Dist, Ser E	5.00%	08/01/48	1,073,856
1,010,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/40	1,123,752
500,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/41	550,646
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	55,527
605,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	663,450
1,125,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Subord Bonds Sustainable Bonds, Ser D	5.00%	05/15/42	1,291,488
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	545,438
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,227,837
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	757,363
1,000,000	Los Angeles CA Unif Sch Dist Election 2008, Ser B-1, AG	5.25%	07/01/42	1,042,678
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	650,277
450,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/41	504,921
940,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/43	1,030,279
500,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/44	541,229
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	102,632
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	257,729
600,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/43	624,837
700,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/48	712,109
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	$254,549
1,500,000	Menifee CA Union Sch Dist, Ser C, AG	3.00%	08/01/40	1,358,602
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,062,994
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	585,524
500,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/40	585,268
700,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/41	809,864
750,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/42	856,580
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	203,015
500,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/40	525,969
800,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/45	806,567
1,000,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/43	1,111,564
1,375,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/44	1,511,367
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	101,369
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	65,546
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	266,113
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/39	533,501
800,000	Ontario Pub Fing Auth Lease Rev, Ser A	5.00%	11/01/41	919,636
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AG	5.25%	08/01/48	636,620
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,096,354
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	821,947
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	218,162
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	228,470
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	557,795
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	511,147
1,500,000	Riverside CA Swr Rev Ref, Ser A	5.00%	08/01/40	1,753,095
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	545,967
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	397,372
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	794,102
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	997,543
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No 2 Special Tax Bonds	5.00%	09/01/43	416,558
1,660,000	Roseville CA Fin Auth Elec Sys Rev	5.00%	02/01/45	1,824,234
930,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/39	987,466
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	192,366
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	166,247
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	173,742
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	152,459
750,000	Rowland CA Unif Sch Dist Ref, Ser B	4.00%	08/01/42	766,333
1,000,000	S Wstrn CA Cmnty Clg Dist Election of 2024, Ser A	5.25%	08/01/46	1,100,644
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	$204,012
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,035,678
1,120,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.00%	07/01/33	1,276,023
775,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	868,998
1,355,000	San Clemente CA Spl Tax Ref Cmnty Facs Dist #2006-1 Marblehead Coastal, BAM	5.00%	09/01/41	1,543,608
500,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	532,219
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,650,927
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	138,896
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,102,543
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	86,647
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	149,597
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	3,065,821
500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs and Svcs, Ser A (b)	4.00%	09/01/46	433,402
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg and Loc Wtr Subord, Ser A	5.25%	11/01/48	1,083,529
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dist #6 Mission Bay S Pub Impts, AG	5.25%	08/01/40	1,427,670
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AG	5.00%	08/01/48	1,406,159
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	906,174
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev CABS Ref, Ser A, NATL-RE	(f)	01/15/29	160,679
1,000,000	San Joaquin Vly Clean Energy Auth CA Clean Energy Rev Var Sustainable Bonds Clean Energy Proj, Ser A (Mandatory put 07/01/35)	5.50%	01/01/56	1,124,975
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,134,818
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,067,631
1,000,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/42	1,123,014
1,000,000	Santa Barbara CA Fin Auth Lease Rev Pub Safety and Park Projs	4.00%	05/15/42	1,023,424
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,698,896
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	563,985
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	560,162
1,075,000	Santa Fe Springs CA Pub Fin Auth Spl Parcel Tax Rev Santa Fe Springs Road Impts, AG	5.00%	06/01/40	1,213,850
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,190,838
1,000,000	Santa Rosa CA High Sch Dist, Ser B	5.00%	08/01/45	1,078,824
2,250,000	Stockton E CA Wtr Dist Sustainable Bonds, Ser A, BAM, COPS	5.00%	03/01/50	2,351,955
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	154,682
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	515,768
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	257,816
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,250,000	Univ of CA CA Rev, Ser CC	5.00%	05/15/53	$1,319,912
1,000,000	Univ of CA CA Rev, Ser CD	5.50%	05/15/40	1,210,222
435,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (a)	2.65%	05/15/45	435,000
1,000,000	Univ of CA Rev Var Ref Gen Remk, Ser AL-3 (a)	2.65%	05/15/48	1,000,000
365,000	Vacaville CA Spl Tax Lower Lagoon Vly Impt Area No 1, Ser A	5.00%	09/01/40	380,502
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	351,304
500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	517,758
275,000	Wildomar CA Spl Tax Cmnty Fac Dist No.2023-1(Avalino) (e)	5.00%	09/01/41	289,920
325,000	Wildomar CA Spl Tax Cmnty Fac Dist No.2023-1(Avalino) (e)	5.00%	09/01/46	331,230
				195,074,362
	Connecticut — 0.2%
490,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	506,371
	Florida — 0.1%
210,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	214,119
	Guam — 1.5%
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.00%	01/01/31	546,375
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.25%	01/01/38	553,950
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/42	1,078,822
280,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	284,256
210,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/41	223,809
325,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/42	342,933
				3,030,145
	Louisiana — 0.4%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	831,737
	North Carolina — 0.3%
500,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj, Ser A	5.25%	11/01/46	515,386
	Puerto Rico — 1.2%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,112,493
1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	1,133,769
263,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	261,740
				2,508,002
	Utah — 0.2%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	404,209
	Wisconsin — 0.4%
250,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/45	256,663
500,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	510,895
				767,558

	Total Investments — 99.2%			203,851,889
	(Cost $199,998,178)
	Net Other Assets and Liabilities — 0.8%			1,697,268
	Net Assets — 100.0%			$205,549,157
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Futures Contracts at January 31, 2026 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	15	Mar-2026	$(1,712,344)	$(5,859)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $20,261,825 or 9.9%
of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(f)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$203,851,889	$—	$203,851,889	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(5,859)	$(5,859)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.1%
	American Samoa — 0.9%
$250,000	American Samoa AS Econ Dev Auth Gen Rev Ref, Ser A (a)	5.00%	09/01/35	$267,506
	Florida — 2.3%
265,000	Lake Emma Cmnty Dev Dist FL Spl Assmnt Assmnt Area One	3.50%	06/15/41	230,240
345,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	354,909
105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	97,316
				682,465
	Guam — 0.9%
250,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/39	279,415
	New Jersey — 1.1%
300,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/45	320,184
	New York — 87.5%
500,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/50	523,954
300,000	Batavia NY, BANS	4.00%	04/22/26	301,113
275,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/44	298,419
500,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/53	520,443
300,000	Brewster NY Centrl Sch Dist	3.00%	10/01/26	300,074
560,000	Brookhaven NY Loc Dev Corp Rev Ref Long Island Cmnty Hosp Proj, Ser A	5.00%	10/01/50	567,920
365,000	Buffalo NY Swr Auth, Ser A	5.00%	06/15/43	397,557
550,000	Build NYC Res Corp NY Rev Renaissance Chrt Sch 2 Proj, Ser A	5.25%	06/15/45	546,068
300,000	Build NYC Res Corp NY Rev Success Acdmy Chrt Schs Proj	4.00%	09/01/43	286,383
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	307,610
275,000	Carmel NY	4.00%	09/15/45	275,080
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	307,037
249,530	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	272,814
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	252,892
270,000	Dutchess Cnty NY Loc Dev Corp Rev Ref The Culinary Institute of America Proj	5.25%	07/01/43	286,189
440,000	Erie Cnty NY Buffalo Bills Stadium Proj, Ser B	5.25%	09/15/42	493,792
250,000	Genesee Cnty NY Funding Corp Rochester Regl Hlth Energy Proj, Ser A	5.00%	12/01/44	257,439
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	343,298
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	255,177
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	253,655
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	334,519
250,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/49	260,573
350,000	Long Island NY Pwr Auth Elec Sys Rev Sustainable Bond, Ser E	5.00%	09/01/48	364,843
250,000	Met Transprtn Auth NY Rev Ref Sustainable Bonds, Ser B	5.00%	11/15/43	265,450
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	321,060
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	309,388
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,578
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	257,991
300,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	298,923
500,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring Rmkt (b)	3.20%	01/01/34	500,000
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	$257,412
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser B-1	4.75%	11/01/40	316,562
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser D	4.20%	11/01/41	250,839
250,000	New York City NY Indl Dev Agy Rev Ref Queens Baseball Stadium Proj, Ser A, AG	3.00%	01/01/37	237,244
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser AA	4.00%	06/15/40	267,337
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Fiscal 2026, Ser AA-2	5.00%	06/15/44	271,503
305,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref, Ser AA-3	5.00%	06/15/47	318,894
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	254,156
250,000	New York City NY Transitional Fin Auth Rev Subord, Subser F-3	3.00%	02/01/39	223,620
250,000	New York City NY Trust For Cultural Res Ref American Museum of Nat History, Ser A	5.00%	07/15/54	261,237
500,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	533,366
250,000	NY NY Fiscal 2021, Ser C	4.00%	08/01/41	251,009
275,000	NY NY Fiscal 2025 Multi Modal, Ser E	5.00%	08/01/41	304,561
500,000	NY St Dorm Auth Revs Non St Supported Debt Iona Clg, Ser A	5.00%	07/01/46	503,093
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.25%	07/01/54	266,550
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	309,145
500,000	NY St Dorm Auth Revs Non St Supported Debt Orchard Park CCRC Inc Obligated Grp	5.13%	11/15/50	505,463
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	251,448
355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	387,924
250,000	NY St Dorm Auth Revs Non St Supported Debt Roswell Park Cancer Institute Obligated Grp, Ser A-1, AG	5.00%	07/01/39	282,845
250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AG	5.25%	10/01/43	267,901
290,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	270,802
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	268,016
250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	261,483
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (a)	5.13%	09/01/50	262,656
300,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref NYC Muni Wtr Fin Auth Projs Subord Srf Bond, Ser C	5.00%	06/15/44	330,901
250,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	255,605
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	244,113
300,000	NY St Mtge Agy Homeowner Mtge Rev Sustainable Bonds, Ser 266	4.55%	10/01/45	298,470
300,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Ref Jr, Ser A	5.00%	01/01/46	320,373
305,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	283,081
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	$365,500
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,268
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	260,062
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal One Proj, AMT	6.00%	06/30/42	280,866
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	474,160
280,000	NY St Urban Dev Corp Sales Tax Rev, Ser A	5.00%	03/15/45	299,002
75,000	Onondaga Cnty NY	3.00%	04/15/36	73,685
250,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	218,357
305,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/40	332,505
300,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	315,164
250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	283,010
500,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	510,027
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	251,002
285,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax Ref MTA Bridges & Tunnels, Ser A	5.00%	05/15/47	295,343
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	268,606
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.50%	11/15/57	265,300
100,000	Util Debt Securitization Auth NY Ref Sustainable Bonds, Ser TE-1	5.00%	12/15/46	107,934
315,000	Util Debt Securitization Auth NY Ref TE, Ser 1	5.00%	12/15/41	356,098
255,000	Waterloo NY Centrl Sch Dist, BANS	3.75%	07/30/26	256,840
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/49	269,851
250,000	Yonkers NY, Ser A, AG (c)	5.00%	02/01/44	268,474
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	272,584
				25,816,486
	Puerto Rico — 3.7%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	404,543
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	285,542
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	398,085
				1,088,170
	South Dakota — 1.7%
500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/50	496,425

	Total Investments — 98.1%			28,950,651
	(Cost $28,363,180)
	Net Other Assets and Liabilities — 1.9%			550,504
	Net Assets — 100.0%			$29,501,155
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Futures Contracts at January 31, 2026 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	2	Mar-2026	$(228,313)	$(781)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $530,162 or 1.8% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$28,950,651	$—	$28,950,651	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(781)	$(781)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
ASSETS:
Investments, at value	$203,851,889	$28,950,651
Cash	1,874,187	528,474
Cash segregated as collateral	38,250	5,100
Receivables:
Interest	2,518,900	296,270
Variation margin	2,109	281
Total Assets	208,285,335	29,780,776

LIABILITIES:
Payables:
Investment securities purchased	2,651,865	267,760
Investment advisory fees	84,313	11,861
Total Liabilities	2,736,178	279,621
NET ASSETS	$205,549,157	$29,501,155

NET ASSETS consist of:
Paid-in capital	$217,812,081	$30,628,792
Par value	41,500	11,000
Accumulated distributable earnings (loss)	(12,304,424)	(1,138,637)
NET ASSETS	$205,549,157	$29,501,155
NET ASSET VALUE, per share	$49.53	$26.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,150,002	1,100,002
Investments, at cost	$199,998,178	$28,363,180
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
INVESTMENT INCOME:
Interest	$3,927,684	$544,578
Total investment income	3,927,684	544,578

EXPENSES:
Investment advisory fees	640,071	81,815
Other expenses	21,276	1,460
Total expenses	661,347	83,275
Less fees waived by the investment advisor	(27,531)	(3,873)
Net expenses	633,816	79,402
NET INVESTMENT INCOME (LOSS)	3,293,868	465,176

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,178,382)	(41,893)
Futures contracts	(400,286)	(4,200)
Net realized gain (loss)	(1,578,668)	(46,093)
Net change in unrealized appreciation (depreciation) on:
Investments	9,101,849	959,998
Futures contracts	90,922	594
Net change in unrealized appreciation (depreciation)	9,192,771	960,592
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,614,103	914,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,907,971	$1,379,675
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust California Municipal High Income ETF (FCAL)		First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$3,293,868	$8,473,075	$465,176	$714,349
Net realized gain (loss)	(1,578,668)	(4,561,516)	(46,093)	(127,859)
Net change in unrealized appreciation (depreciation)	9,192,771	(7,507,783)	960,592	(733,396)
Net increase (decrease) in net assets resulting from operations	10,907,971	(3,596,224)	1,379,675	(146,906)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,240,152)	(8,247,703)	(455,701)	(725,352)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,578,019	56,452,725	9,263,059	2,653,696
Cost of shares redeemed	(24,331,158)	(100,492,899)	(1,294,627)	—
Net increase (decrease) in net assets resulting from shareholder transactions	246,861	(44,040,174)	7,968,432	2,653,696
Total increase (decrease) in net assets	7,914,680	(55,884,101)	8,892,406	1,781,438

NET ASSETS:
Beginning of period	197,634,477	253,518,578	20,608,749	18,827,311
End of period	$205,549,157	$197,634,477	$29,501,155	$20,608,749

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,150,002	5,100,002	800,002	700,002
Shares sold	500,000	1,150,000	350,000	100,000
Shares redeemed	(500,000)	(2,100,000)	(50,000)	—
Shares outstanding, end of period	4,150,002	4,150,002	1,100,002	800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust California Municipal High Income ETF (FCAL)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.62	$49.71	$48.92	$49.71	$55.37	$53.16
Income from investment operations:
Net investment income (loss)	0.82 (a)	1.57 (a)	1.48 (a)	1.32 (a)	1.08	1.16
Net realized and unrealized gain (loss)	1.91	(2.11)	0.74	(0.81)	(5.65)	2.19 (b)
Total from investment operations	2.73	(0.54)	2.22	0.51	(4.57)	3.35
Distributions paid to shareholders from:
Net investment income	(0.82)	(1.55)	(1.43)	(1.29)	(1.08)	(1.14)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.82)	(1.55)	(1.43)	(1.30)	(1.09)	(1.14)
Net asset value, end of period	$49.53	$47.62	$49.71	$48.92	$49.71	$55.37
Total return (c)	5.77%	(1.14)%	4.62%	1.08%	(8.33)%	6.37% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$205,549	$197,634	$253,519	$149,218	$121,778	$105,199
Ratio of total expenses to average net assets	0.67% (d) (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.64% (d) (e)	0.65%	0.65%	0.60%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.34% (d)	3.18%	3.03%	2.71%	2.09%	2.16%
Portfolio turnover rate (f)	20%	58%	41%	54%	30%	25%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $219, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65% and 0.62%, respectively.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New York Municipal High Income ETF (FMNY)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$25.76	$26.90	$26.57	$27.12	$30.51	$30.00
Income from investment operations:
Net investment income (loss)	0.49 (b)	0.96 (b)	0.94 (b)	0.86 (b)	0.68	0.09
Net realized and unrealized gain (loss)	1.06	(1.13)	0.32	(0.59)	(3.61)	0.48
Total from investment operations	1.55	(0.17)	1.26	0.27	(2.93)	0.57
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.97)	(0.93)	(0.82)	(0.46)	(0.04)
Net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.49)	(0.97)	(0.93)	(0.82)	(0.46)	(0.06)
Net asset value, end of period	$26.82	$25.76	$26.90	$26.57	$27.12	$30.51
Total return (c)	6.04%	(0.69)%	4.86%	1.06%	(9.66)%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,501	$20,609	$18,827	$13,283	$10,848	$15,256
Ratio of total expenses to average net assets	0.66% (d) (e)	0.65%	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net expenses to average net assets	0.63% (d) (e)	0.65%	0.54%	0.50%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.70% (d)	3.61%	3.55%	3.24%	2.18%	1.41% (d)
Portfolio turnover rate (f)	22%	32%	36%	41%	154%	16%

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65% and 0.62%, respectively.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust California Municipal High Income ETF – (Nasdaq, Inc. ticker “FCAL”)
First Trust New York Municipal High Income ETF – (NYSE Arca, Inc. ticker “FMNY”)
FCAL is a diversified series of the Trust. FMNY is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The primary investment objective of each Fund is to seek to provide current income that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York income taxes. The secondary investment objective of each Fund is long-term capital appreciation. Under normal market conditions, each Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York State and New York City income taxes. There can be no assurance that a Fund will achieve its investment objectives. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery securities basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At January 31, 2026, FCAL and FMNY held $2,665,377 and $268,474, respectively, of when-issued or delayed-delivery securities.
C. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amounts of $38,250 and $5,100 for FCAL and FMNY, respectively, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
D. Restricted Securities
FCAL invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2026, FCAL held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. FCAL does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
FCAL
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.08	$250,000	$250,201	0.12%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust California Municipal High Income ETF	$6,230	$—	$8,241,473	$—
First Trust New York Municipal High Income ETF	103	—	725,249	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$336,764	$(15,232,779)	$(5,076,228)
First Trust New York Municipal High Income ETF	53,251	(1,787,812)	(328,050)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust California Municipal High Income ETF	$15,232,779
First Trust New York Municipal High Income ETF	1,787,812
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$199,998,178	$4,882,865	$(1,035,013)	$3,847,852
First Trust New York Municipal High Income ETF	28,363,180	710,580	(123,890)	586,690
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Pursuant to the Investment Management Agreements between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreements, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to January 1, 2026, the annual unitary management fee payable by each Fund to First Trust for these services would be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Effective January 1, 2026, for each Fund, the Advisor has agreed to waive management fees of 0.16% of average daily net assets. During any period in which such waiver is in effect, each Fund will not be eligible for any breakpoint discounts. During the six months ended January 31, 2026, the Advisor waived fees of $27,531 and $3,873 for FCAL and FMNY, respectively.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust California Municipal High Income ETF	$37,969,621	$38,233,574
First Trust New York Municipal High Income ETF	12,025,132	5,413,727
For the six months ended January 31, 2026, the Funds had no in-kind transactions.
5. Borrowings
The Trust, on behalf of FCAL, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that FCAL accesses the credit line, there would also be an interest fee charged. FCAL did not draw on the credit line during the six months ended January 31, 2026.
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at January 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FCAL
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$5,859
FMNY
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	781

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FCAL	FMNY
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(400,286)	$(4,200)
Net change in unrealized appreciation (depreciation) on futures contracts	90,922	594
For FCAL, the average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $6,049,057.
For FMNY, the average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $189,182.
The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for each of the Funds to 0.49% of average daily net assets. In connection with the adoption of the reduced annual unitary management fees, the Board of Trustees has also approved, effective February 1, 2026, the termination of the temporary fee waivers for the Funds that were put in place on January 1, 2026. Additionally, under each Fund’s new fee structure, the Funds will not be eligible for any breakpoint discounts described in the Funds’ prospectuses or statements of additional information.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund III (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	448,229,817 1,692,488
Thomas J. Driscoll** Votes For Votes Withheld	448,104,659 1,817,646
Richard E. Erickson* Votes For Votes Withheld	447,812,453 2,109,852
Thomas R. Kadlec* Votes For Votes Withheld	446,751,895 3,170,410
Denise M. Keefe*** Votes For Votes Withheld	448,425,408 1,496,897
Robert F. Keith* Votes For Votes Withheld	447,967,349 1,954,956
Niel B. Nielson* Votes For Votes Withheld	447,968,834 1,953,471
Bronwyn Wright*** Votes For Votes Withheld	200,751,188 249,171,117

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund III

First Trust Short Duration Managed Municipal ETF (FSMB)
First Trust Ultra Short Duration Municipal ETF (FUMB)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.5%
	Alabama — 6.6%
$1,250,000	Baldwin Cnty AL Indl Dev Auth Sol Wst Disp Rev Var Novelis Corp Proj, Ser B, AMT (Mandatory put 06/01/32) (a)	4.63%	06/01/55	$1,260,356
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,046,430
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	495,411
550,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser B (b)	5.00%	12/01/30	588,939
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,208,458
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,054,576
745,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D	5.00%	11/01/31	809,972
3,240,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	12/01/31	3,491,491
3,385,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1 (Mandatory put 06/01/27)	4.00%	07/01/52	3,428,538
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,078,692
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,085,552
100,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	98,621
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,001,284
750,000	SE Energy Auth A Cooperative, Ser E	5.00%	10/01/29	804,703
1,205,000	SE Energy Auth A Cooperative, Ser H	5.00%	05/01/32	1,296,534
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,359,589
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,154,239
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	507,696
2,210,000	SE Energy Auth AL Cooperative Dist Gas Sply Rev, Ser F	5.25%	11/01/30	2,411,966
6,000,000	SE Energy Auth AL Cooperative, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	6,478,364
2,000,000	Selma AL Indl Dev Brd Rev Var Intl Paper Co Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	2,031,957
				35,693,368
	Arizona — 1.6%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,450,780
1,025,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,033,980
695,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	686,646
740,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	743,554
50,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	50,232
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	230,205
430,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/31	433,157
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	500,042
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,275,822
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	1,001,182
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	$99,977
1,000,000	Tempe AZ Indl Dev Auth Rev Temps 50 Friendship Vlg of Tempe Proj, Ser B-2	3.50%	12/01/30	1,004,117
				8,509,694
	Arkansas — 0.4%
2,000,000	AR St Dev Fin Auth Res Recovery Rev Var Weyerhaeuser Co Proj, AMT (Mandatory put 10/15/32)	3.88%	10/15/65	2,001,180
	California — 5.0%
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	356,623
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,556,892
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,057,936
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	976,310
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds Clean Energy Proj, Ser F	5.00%	11/01/33	2,194,564
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,250,470
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/26)	3.25%	07/01/51	1,000,187
2,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 10/02/28)	3.45%	10/01/41	2,517,905
3,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	3,026,936
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,028,832
235,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	236,641
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,655
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	512,333
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	285,464
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	785,911
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/31	784,098
1,000,000	Los Angeles CA Trans	5.00%	06/25/26	1,011,501
500,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/30	535,769
525,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/31	568,497
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,489
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.00%	07/01/31	2,235,750
445,000	San Diego Cnty Ca Regl Arpt Auth Arpt Rev Sub Rev, Ser B, AMT	5.00%	07/01/35	455,940
80,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	80,460
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,644
				26,745,807
	Colorado — 2.7%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	500,536
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	407,089
1,035,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/31	1,115,597
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$505,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/29	$537,544
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,025,960
395,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/30	423,736
1,000,000	CO St Hlth Facs Auth Rev Var Advent Hlth Obligated Grp, Ser A (Mandatory put 11/15/30)	5.00%	11/15/60	1,103,111
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser E (c)	3.05%	05/15/62	2,000,000
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,120,648
1,250,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/29	1,323,662
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,362,514
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,047,901
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	500,159
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,072,841
				14,541,298
	Connecticut — 1.2%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	234,337
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	134,797
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,369,539
525,000	CT St Ref, Ser B	5.00%	12/01/28	564,603
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,030,234
2,000,000	Stamford CT Hsg Auth Mozaic Concierge Living Proj, Ser D	4.25%	10/01/30	2,028,751
				6,362,261
	Delaware — 0.5%
2,350,000	DE St Econ Dev Auth Rev Ref Delmarva Pwr & Light Co Proj Remk, Ser A	3.60%	01/01/31	2,430,508
	District of Columbia — 1.4%
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,061,726
1,060,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,119,502
1,305,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	1,454,048
1,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	1,393,459
2,145,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/35	2,343,558
				7,372,293
	Florida — 11.7%
985,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 3 Master Impt Proj	2.75%	05/01/31	937,885
100,000	Avelar Creek FL CDD Spl Assmnt Ref Spl Assmnt, Ser 2016	3.63%	05/01/31	99,938
950,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	976,355
130,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	129,574
110,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	110,308
160,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	159,557
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	621,392
105,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	106,614
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,347,781
300,000	Buckhead Trails II CDD FL Spl Assmnt Proj, Ser 2026 (b)	4.13%	05/01/33	300,173
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Capital Trust Auth FL Hlth Care Facs Rev Ref Uf Hlth Projs, Ser A	5.00%	12/01/32	$2,255,447
105,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	104,760
235,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	235,340
930,000	Cypress Preserve Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area 2	3.75%	11/01/31	920,725
360,000	Cypress Reserve CDD FL Capital Impt Rev (a)	4.00%	05/01/30	358,630
110,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	109,697
415,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	411,973
350,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	3.00%	05/01/31	338,362
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	360,672
2,500,000	FL Dev Fin Corp Hlthcare Facs Rev Var Tampa General Hosp Proj, Ser B (Mandatory put 10/01/30) (b)	5.00%	08/01/56	2,767,406
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	513,731
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,168
750,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj, Ser A, AMT (Mandatory put 09/01/28)	3.40%	09/01/50	752,406
1,250,000	FL St Hsg Fin Corp Mf Mtge Rev Var Maison at Solvita Marketplace, Ser G-2 (Mandatory put 05/01/28)	3.50%	11/01/42	1,266,416
2,000,000	FL St Hsg Fin Corp Mf Mtge Rev Var The Enclave at Canopy Park, Ser I (Mandatory put 01/01/28)	3.30%	07/01/58	2,012,254
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,752,991
500,000	GIR E CDD FL Capital Impt Rev Assmnt Area One	4.30%	05/01/32	507,913
800,000	Groves at Lake Marion CDD FL Spl Assmnt (a)	4.00%	12/15/33	801,928
1,800,000	Gtr Orlando Aviation Auth FL Spl Purp Arpt Facs Rev United Airls Inc Proj, AMT	5.25%	11/01/34	1,939,999
720,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	729,930
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,178,856
1,250,000	Hillsborough Cnty FL Hsg Fin Auth Mf Rev Var The Loop (Mandatory put 07/01/28)	3.45%	01/01/43	1,254,893
295,000	Hyde Park CDD #1 FL Spl Assmnt, Ser A	4.75%	05/01/31	300,319
1,000,000	Kingston One CDD FL Spl Assmnt Assmnt Area One 2025 Proj Area	4.25%	05/01/30	1,016,856
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	763,751
1,710,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.00%	05/01/30	1,799,475
340,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	4.25%	05/01/28	343,087
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser 2024B-3 (Temps-50)	4.13%	11/15/29	1,006,811
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	253,160
605,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	615,723
190,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	189,411
130,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	133,074
1,500,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/33	1,719,072
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	$2,039,092
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	2,175,795
275,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	272,750
795,000	Nthrn Palm Beach Cnty FL Impt Dist	2.88%	08/01/31	749,616
285,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	3.00%	06/15/30	279,535
3,675,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	3,728,727
380,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	388,580
1,010,000	Pensacola FL Arpt Rev, AMT	5.00%	10/01/31	1,122,560
990,000	Pensacola FL Arpt Rev, AMT	5.00%	10/01/33	1,116,978
45,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	44,690
355,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	361,964
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	1,003,174
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	461,394
840,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	841,339
605,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	617,944
155,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	154,448
160,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	157,717
765,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	3.00%	06/15/32	736,761
70,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	69,830
255,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (a)	3.00%	06/15/31	245,013
545,000	Sugarloaf CDD FL Capital Impt Rev Assmnt Area One (a)	4.00%	12/15/33	545,000
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	455,916
670,000	Sunrise CDD FL Capital Impt Rev (a)	4.25%	05/01/30	673,117
1,650,000	Tern Bay CDD FL Spl Assmnt	3.40%	06/15/32	1,611,606
455,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	456,976
110,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	108,931
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/26	780,341
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/28	829,969
220,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	4.80%	05/01/31	225,337
405,000	V-Dana CDD FL Spl Assmnt Assmnt Area Two 2025 Proj Area	4.45%	05/01/32	414,525
95,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	94,776
1,525,000	Venice FL Temps 50 Vlg on The Isle Proj, Ser B-3 (a)	4.25%	01/01/30	1,529,251
575,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	587,857
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	186,843
540,000	Vivid Shores Cmnty Dev Dist FL Spl Assmnt 2025 Proj Area	4.00%	05/01/30	543,851
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	458,846
1,210,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.50%	05/01/32	1,219,841
720,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two	4.00%	05/01/30	724,033
65,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	64,842
				62,735,578
	Georgia — 5.6%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (c)	3.20%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,020,282
2,500,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/30	2,739,151
2,500,000	Atlanta GA Urban Rsdl Fin Auth Mf Hsg Rev Var N Block (Mandatory put 02/01/28)	3.40%	02/01/29	2,525,846
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	254,985
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	$891,475
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	3.10%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,510,182
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	257,472
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	430,622
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	668,444
3,700,000	Main Street Energy Inc Energy Proj Rev, Ser D	5.00%	12/01/33	3,996,012
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,115,753
880,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	894,080
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	521,375
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	805,233
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,297,484
1,830,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	1,961,752
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	105,986
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E (Mandatory put 09/01/32)	5.00%	05/01/55	2,155,334
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,701,706
500,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M Bonds, Ser A	5.00%	01/01/38	517,313
				30,170,487
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	259,983
360,000	Guam Pwr Auth Rev, Ser A	5.00%	10/01/33	369,740
				629,723
	Hawaii — 0.2%
1,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr, Ser A	5.00%	07/01/29	1,010,907
	Illinois — 3.7%
40,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	40,485
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	509,703
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,221,561
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	529,374
3,000,000	IL St Dev Fun Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 11/02/26)	3.45%	11/01/44	3,008,633
2,000,000	IL St Fin Auth Gas Sply Rev Peoples Gas Light & Coke Co Remk	3.90%	03/01/30	2,001,451
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	230,648
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,048,912
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,000,000
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	502,488
285,000	IL St Sales Tax Rev Ref, Subser C	4.00%	06/15/32	285,832
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$250,000	IL St, Ser B	5.00%	05/01/28	$263,244
2,365,000	IL St, Ser C	5.00%	11/01/29	2,458,569
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	716,299
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,127,567
1,000,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/35	1,056,807
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,000,889
				20,002,462
	Indiana — 2.3%
1,000,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/02/26)	3.45%	05/01/28	1,000,229
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,853,751
545,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	551,955
730,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	775,201
1,250,000	IN St Fin Auth Hlth Sys Rev Var Ref IN Univ Hlth, Ser D-1 (Mandatory put 10/01/29)	5.00%	10/01/64	1,344,736
25,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	25,104
1,000,000	IN St Fin Auth Rev Greenwood Vlg S Proj Temps 50SM, Ser C-2	3.75%	05/15/32	1,003,614
570,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/27	581,021
600,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/28	621,961
1,425,000	La Porte IN Multi Sch Bldg Corp 1st Mtge	3.00%	07/15/32	1,415,787
3,050,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	3,073,165
				12,246,524
	Iowa — 0.6%
1,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/27	1,040,449
2,395,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	2,423,518
				3,463,967
	Kentucky — 3.3%
1,000,000	Boone Cnty KY Poll Control Rev Ref Duke Energy KY Inc Proj Remk, Ser A	3.70%	08/01/27	1,009,501
1,065,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,106,842
1,000,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A (Mandatory put 12/01/29)	5.25%	06/01/55	1,064,426
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,105,501
280,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/29	297,356
2,135,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	2,301,470
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	330,140
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (c)	3.15%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	3.65%	08/01/61	1,100,000
1,860,000	Owensboro KY Wtr Rev Ref & Impt	3.50%	09/15/31	1,877,032
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AG	5.00%	10/01/30	1,212,212
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$2,500,000	Trimble Cnty KY Envrnmntl Facs Rev Ref Louisville Gas Elec Co Proj, Ser A	3.75%	06/01/33	$2,513,614
1,580,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,595,464
				17,513,558
	Louisiana — 1.4%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,236,466
2,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk (Mandatory put 06/01/30)	3.70%	08/01/41	2,042,465
4,000,000	Saint John The Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Ser C (Mandatory put 07/03/28)	3.30%	06/01/37	4,049,231
				7,328,162
	Maine — 0.5%
320,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.45%	11/15/31	328,060
525,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.55%	11/15/32	540,992
2,000,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser C	3.25%	11/15/30	2,020,090
				2,889,142
	Maryland — 1.8%
435,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.55%	08/01/31	446,075
345,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.60%	02/01/32	359,249
3,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	3,047,295
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,592,581
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Medstar Hlth Issue, Ser B (Mandatory put 02/15/33) (b)	5.00%	08/15/56	2,242,870
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Univ of MD Med Sys Issue, Ser C-1 (c)	3.15%	07/01/55	2,000,000
				9,688,070
	Massachusetts — 0.8%
2,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/29	2,122,143
1,500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/33	1,546,917
580,000	MA St Dev Fin Agy Rev Ref Partners Hlthcare Sys, Ser Q	5.00%	07/01/31	586,015
				4,255,075
	Michigan — 1.9%
220,000	Detroit MI	5.00%	04/01/26	220,698
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	438,496
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	505,186
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	435,464
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,233,937
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	155,301
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,886,902
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Co Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	2,004,907
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Co Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	$980,070
1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Detroit Met Wayne Cnty Arpt, Ser G, AMT	5.00%	12/01/31	1,112,712
930,000	Wayne Cnty MI Arpt Auth Rev, Ser B, AMT	5.00%	12/01/38	994,664
				9,968,337
	Minnesota — 0.3%
1,380,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	1,460,984
	Mississippi — 0.8%
675,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.00%	07/01/32	747,220
1,330,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (c)	3.40%	12/01/30	1,330,000
850,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser E (c)	3.40%	12/01/30	850,000
1,150,000	Warren Cnty MS Gulf Opportunity Zone Ref Intl Paper Co Proj Remk	4.00%	09/01/32	1,200,306
				4,127,526
	Missouri — 1.6%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,080,138
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,002,000
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,054,247
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	769,998
650,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Proj, Ser B	5.00%	02/01/28	650,873
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	524,183
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	515,467
1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	1,587,487
450,000	Phelps Cnty MO Hosp Rev Phelps Hlth	5.00%	12/01/32	502,162
910,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg Sunset Hills, Ser A	5.50%	09/01/33	910,534
				8,597,089
	Montana — 0.4%
2,000,000	Forsyth MT Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,043,752
	Nebraska — 0.6%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,061,484
1,500,000	Centrl Plains Energy Proj NE Gas Sply Rev, Subser A-1 (Mandatory put 08/01/31)	5.00%	08/01/55	1,612,113
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	407,331
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	250,000
				3,330,928
	Nevada — 1.0%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AG	5.00%	06/15/31	128,523
235,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	235,192
905,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	905,701
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	223,898
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$100,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	$97,284
275,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	4.50%	06/01/29	284,311
100,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	4.00%	06/01/31	101,632
355,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	355,211
2,000,000	NV St Hsg Div Var Carville Park Apartments (Mandatory put 07/01/27)	5.00%	07/01/28	2,062,586
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Sr Bond Legends at Sparks Marina	3.88%	06/15/28	1,005,523
				5,399,861
	New Hampshire — 1.1%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,200,342
1,100,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.00%	06/01/31	1,211,420
2,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	2,002,230
700,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	700,701
1,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (a)	(d)	12/01/31	684,462
300,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/31	334,650
				6,133,805
	New Jersey — 1.3%
2,000,000	NJ St	2.00%	06/01/29	1,942,662
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	591,887
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,034,721
1,500,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	1,521,478
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	975,307
				7,066,055
	New Mexico — 1.0%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,035,652
3,180,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,392,755
				5,428,407
	New York — 4.9%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,046,911
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	285,024
2,260,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,260,687
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Var Sustainable Bond, Ser B-2 (Mandatory put 07/02/29)	3.95%	11/01/64	2,052,393
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (c)	3.25%	06/15/50	1,000,000
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$3,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Var 2nd Gen Resolution, Subser BB-1 (c)	3.20%	06/15/44	$3,500,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	350,495
1,675,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	1,786,775
3,000,000	NY NY Adjustable Fiscal 2020, Subser B-3 (c)	3.20%	10/01/46	3,000,000
1,000,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj R-1 Remk, AMT (Mandatory put 09/03/30) (a)	4.25%	09/01/50	1,015,992
3,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	3,195,066
300,000	NY St Hsg Fin Agy Affordable Hsg Rev Var Hsg 160 W 62nd Street Remk, Ser A-2 (Mandatory put 04/01/32)	3.60%	11/01/44	307,356
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	507,718
2,315,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	01/01/32	2,394,676
105,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	104,560
560,000	Port Auth of NY & NJ NY Consolidated Bonds, Ser 214, AMT	5.00%	09/01/32	599,398
2,000,000	Port Auth of NY & NJ NY Ref, Ser 249, AMT	5.00%	10/15/31	2,227,344
				26,634,395
	North Carolina — 3.8%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	405,487
1,500,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Carolina Remk, Ser C (c)	3.20%	01/15/37	1,500,000
1,080,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/27	1,114,709
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	259,025
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,934,878
375,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	383,863
1,000,000	NC St Med Care Commn Hlth Care Facs Rev Var Duke Univ Hlth Sys, Ser B (Mandatory put 06/04/30)	5.00%	06/01/55	1,089,791
3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,435,000
2,010,000	NC St Med Care Commn Retmnt Facs Rev Deerfield Episcopal Retmnt Cmnty Proj Temps 70, Ser B-3	3.45%	11/01/30	2,018,045
680,000	NC St Med Care Commn Retmnt Facs Rev First Mtge Twin Lakes Cmnty Temps 50, Ser B-2	3.90%	01/01/29	680,453
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3	4.25%	09/01/28	1,090,470
1,250,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj Temps 70, Ser B-2	3.63%	10/01/30	1,256,945
1,050,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	1,050,632
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	182,270
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,531,719
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,611,444
				20,544,731
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota — 0.4%
$2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	$2,000,648
	Ohio — 2.6%
800,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/31	858,383
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30)	5.00%	02/01/55	1,064,308
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	354,164
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	386,114
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	960,569
4,765,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	4,842,114
765,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	777,914
1,770,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	1,845,739
2,000,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (c)	2.55%	01/15/51	2,000,000
1,000,000	OH St Hsg Fin Agy Mf Hsg Rev Var Tylers Creek Apt Proj (Mandatory put 01/01/29)	3.15%	01/01/44	1,006,662
				14,095,967
	Oklahoma — 0.8%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,555,929
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,009,808
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	304,462
375,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/30	411,181
835,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/31	928,873
				4,210,253
	Oregon — 0.6%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	727,018
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	268,356
2,000,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,008,643
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	265,194
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	100,662
				3,369,873
	Pennsylvania — 4.0%
1,200,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser B-2	3.60%	06/01/29	1,210,303
3,000,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/35	3,117,308
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	458,702
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,016,702
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,476,890
2,060,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 07/01/27)	4.25%	07/01/41	2,089,169
1,400,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 08/03/26)	3.88%	08/01/38	1,404,126
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	$2,262,826
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	411,864
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,410,906
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	381,410
2,370,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT	5.00%	07/01/32	2,614,588
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	879,585
830,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/33	843,553
				21,577,932
	Puerto Rico — 0.0%
234,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	223,455
	South Carolina — 1.5%
250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	250,392
1,000,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Var Intl Paper Co Proj, Ser A, AMT (Mandatory put 04/01/26)	4.00%	04/01/33	1,001,198
450,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	450,969
2,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser B-3	4.00%	12/01/30	2,269,905
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	257,192
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	260,776
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	211,140
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	239,719
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	268,630
1,250,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-1 (Mandatory put 11/01/30)	5.00%	11/01/55	1,375,349
1,565,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-2 (Mandatory put 11/01/32)	5.00%	11/01/49	1,753,387
				8,338,657
	South Dakota — 0.3%
1,005,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/31	1,112,417
440,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/32	491,422
				1,603,839
	Tennessee — 3.0%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	367,809
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/31	1,104,842
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Trinity Flats Apartments Remk, Ser B (Mandatory put 07/01/28)	3.65%	10/01/46	$1,015,270
1,500,000	Met Nashville TN Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/36	1,587,048
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	464,462
2,260,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,398,364
1,490,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Non Ace Issue 1C, AMT	3.65%	07/01/30	1,490,442
230,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.40%	01/01/31	232,725
210,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.45%	07/01/31	213,339
1,750,000	TN St Energy Acq Corp Gas Rev Gas Proj, Ser A	5.00%	11/01/33	1,900,484
1,500,000	TN St Energy Acq Corp Gas Rev Gas Proj, Ser A	5.00%	11/01/34	1,631,689
1,000,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/32	1,088,927
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,591,431
140,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	141,504
				16,228,336
	Texas — 9.4%
750,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (a)	5.00%	06/15/30	778,076
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	253,821
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	156,016
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	158,751
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	501,392
300,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/27	309,018
315,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/29	337,928
1,135,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,138,730
25,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	24,832
104,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	104,045
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	523,631
2,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/31	2,788,636
700,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (a)	4.25%	12/31/30	709,561
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	290,576
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	306,482
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	852,364
670,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch/Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	719,713
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	539,579
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	639,518
1,500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Var Baylor Clg of Medicine, Ser A (Mandatory put 05/15/32)	5.00%	11/15/54	1,650,501
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	$768,814
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	449,081
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	2,002,495
750,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	774,104
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/27	1,893,715
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,017,779
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	916,001
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	210,585
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	321,795
2,215,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	4.00%	11/15/31	2,233,830
715,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	720,111
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	707,786
360,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	362,254
443,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Proj (a)	4.25%	09/15/30	450,164
1,000,000	Matagorda Cnty TX Nav Dist #1 Ref Central Pwr & Light Co Proj Remk, AMT	4.25%	05/01/30	1,048,352
2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	2,265,501
1,050,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 05/01/26)	3.45%	05/01/50	1,050,000
1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	1,167,717
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 03/02/26)	3.45%	05/01/46	1,000,229
100,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	99,640
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	563,296
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	637,008
640,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/29	669,087
1,115,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/32	1,203,683
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	202,609
250,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	255,094
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (a)	4.25%	09/01/30	303,975
310,000	Rockwall Cnty TX Muni Util Dist #8, AG	6.75%	10/01/35	346,522
250,000	San Antonio TX Elec & Gas Rev Ref	4.00%	02/01/30	250,000
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,095,924
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,364,662
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	$1,007,361
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	682,646
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	330,669
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,024,476
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,085,036
1,840,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,863,492
500,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/28	513,044
2,030,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,168,030
340,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/30	374,864
355,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/31	395,508
375,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/32	422,617
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	760,078
				50,762,804
	Utah — 1.8%
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	656,538
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,340,832
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	737,720
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,050,625
2,000,000	UT Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser C (c)	3.35%	05/15/58	2,000,000
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,047,549
625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	654,070
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,011,218
				9,498,552
	Vermont — 0.3%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	101,621
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Draw Down Casella Wste Sys Inc Proj, Ser A-2, AMT (Mandatory put 06/01/32) (a)	4.38%	06/01/52	1,022,921
700,000	VT St Hsg Fin Agy Non Ace, Ser B	3.75%	11/01/32	700,569
				1,825,111
	Virginia — 1.6%
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,576,221
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	612,974
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,015,728
2,000,000	Richmond VA Redev & Hsg Auth Mf Rev Var Walmsley Gardens (Mandatory put 09/01/28)	3.45%	09/01/46	2,022,730
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	$1,055,583
1,550,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,568,019
				8,851,255
	Washington — 0.7%
120,000	Energy NW WA Elec Rev Ref Proj 1, Ser A	5.00%	07/01/26	121,377
1,500,000	Port of Seattle WA Rev Intermediate Lien, Ser B, AMT	5.00%	10/01/31	1,672,151
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,028,380
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	501,715
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	103,728
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	358,886
				3,786,237
	West Virginia — 0.8%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Amos Proj Remk, Ser A, AMT (Mandatory put 09/01/28)	3.30%	01/01/41	1,010,345
2,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Appalachian Pwr Comp Amos Proj Remk, Ser B (Mandatory put 06/01/28)	3.70%	12/01/42	2,039,265
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	1,013,545
				4,063,155
	Wisconsin — 1.4%
1,750,000	Pub Fin Auth WI Edu Rev Pinecrest Acdmy NV Pinecrest Acdmy Springs Cmps, Ser A (a)	4.00%	07/15/33	1,758,074
125,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	122,986
4,210,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,222,587
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	335,994
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/31	408,139
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/32	406,355
400,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/30	431,926
				7,686,061
	Wyoming — 0.2%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	252,034
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	849,170
				1,101,204

	Total Investments — 99.5%			535,549,273
	(Cost $528,195,345)
	Net Other Assets and Liabilities — 0.5%			2,509,828
	Net Assets — 100.0%			$538,059,101
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Futures Contracts at January 31, 2026 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	37	Mar-2026	$(4,223,781)	$(14,453)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $26,117,723 or 4.9% of net assets.

(b)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$535,549,273	$—	$535,549,273	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(14,453)	$(14,453)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 100.2%
	Alabama — 4.7%
$550,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	$553,634
1,725,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,744,049
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	1,011,043
850,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser D	5.00%	08/01/26	859,161
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser D	5.00%	08/01/27	1,032,238
800,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F	5.00%	12/01/27	827,325
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,001,285
500,000	SE Energy Auth A Cooperative, Ser E	5.00%	10/01/27	518,773
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	07/01/26	503,600
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	01/01/27	507,616
330,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	08/01/26	333,475
555,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	02/01/27	566,213
750,000	Univ of S AL Univ Rev Ref, Ser C	5.00%	04/01/26	753,103
				11,211,515
	California — 2.4%
1,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passanger Rail Proj, Ser C, AMT (Mandatory put 11/02/26) (a)	3.50%	01/01/65	1,000,488
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/26)	3.25%	07/01/51	1,500,280
1,790,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt P3 Proj, Ser C, AMT	5.00%	05/15/27	1,845,126
1,500,000	Los Angeles CA Trans	5.00%	06/25/26	1,517,251
				5,863,145
	Colorado — 2.7%
1,000,000	Adams & Arapahoe Cntys Co Jt Sch Dist #28J Aurora	5.50%	12/01/26	1,027,371
1,235,000	CO St Edu Loan Prog Trans Edu Loan Prg, Ser-A	5.00%	06/30/26	1,248,524
250,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/26	253,601
255,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/27	260,946
1,460,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/26	1,488,759
500,000	Denver City & Cnty CO Sch Dist #1, Ser A	5.00%	12/01/26	511,598
660,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/26	673,220
1,000,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/27	1,045,624
				6,509,643
	Connecticut — 0.5%
1,250,000	Hartford CT Spl Oblig Ref	5.00%	07/15/26	1,265,419
	Delaware — 0.2%
400,000	DE St Hlth Facs Auth Rev Christiana Care Hlth Sys (b)	5.00%	10/01/26	406,570
	District of Columbia — 2.0%
1,145,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Parcel 42 Apartments Proj Remk (Mandatory put 09/01/26)	2.88%	09/01/41	1,145,532
1,000,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Paxton Proj Remk (Mandatory put 06/01/26)	3.35%	09/01/40	1,001,323
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$1,500,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	$1,525,303
1,200,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,220,242
				4,892,400
	Florida — 6.7%
1,500,000	Brevard Cnty FL Hsg Fin Auth Mf Hsg Var Emerald Place Apartments (Mandatory put 02/01/27)	3.30%	02/01/28	1,508,805
525,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/27	542,180
1,675,000	Broward Cnty FL Sch Dist, TANS	4.00%	06/25/26	1,686,000
250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A (b)	5.00%	08/01/27	259,191
1,000,000	FL St Mid Bay Bridge Auth Ref First Sr Lien, AG	5.00%	10/01/26	1,015,539
645,000	FL St Muni Pwr Agy Ref All Requirements Pwr Sply Proj, Ser A	5.00%	10/01/26	655,751
1,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT (Pre- refunded maturity 10/01/26)	5.00%	10/01/41	1,015,406
695,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AG	5.00%	05/01/27	714,205
500,000	Lakeland FL Capital Impt Rev Ref, Ser A	5.00%	10/01/26	508,734
510,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/26	512,000
2,690,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	05/01/26	2,707,521
2,000,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref, Ser B	5.00%	10/01/26	2,035,469
750,000	Palm Beach Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	08/01/26	760,059
865,000	Pasco Cnty FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A, AG	5.25%	09/01/26	878,403
750,000	Polk Cnty FL Pub Facs Rev Ref	5.00%	12/01/26	767,022
500,000	Seminole Cnty FL Sch Dist Sales Tax Rev, AG	5.00%	10/01/26	509,101
130,000	Triple Creek FL CDD Spl Assmnt Vlgs N&P Proj	2.50%	11/01/26	128,758
				16,204,144
	Georgia — 2.3%
1,600,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	3.10%	11/01/52	1,600,000
1,500,000	Columbus GA Med Ctr Hosp Auth Var Piedmont Hlthcare Inc Proj, Ser A (Mandatory put 07/01/26)	5.00%	07/01/54	1,503,096
1,000,000	Fulton Cnty GA Wtr & Swr Rev Ref	4.00%	01/01/34	1,001,834
1,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,508,703
				5,613,633
	Illinois — 6.0%
1,000,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/27	1,020,865
1,400,000	Cook Cnty IL High Sch Dist #207 ME Twp, Ser A	5.00%	12/01/26	1,428,857
800,000	Cook Cnty IL Sales Tax Rev Ref	5.00%	11/15/27	836,055
1,175,000	DuPage Cnty IL Forest Preserve Dist	5.00%	11/01/26	1,197,671
1,500,000	IL St Fin Auth Rev Prerefunded Ref Ascension Hlth Credit Grp, Ser C (Pre-refunded maturity 02/15/27)	4.00%	02/15/36	1,525,496
1,250,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/26	1,251,075
1,500,000	IL St Fin Auth Rev Var Northshore Univ Hlth Sys, Ser C (c)	3.05%	08/15/49	1,500,000
1,500,000	IL St Sales Tax Rev Ref, Subser A	5.00%	06/15/27	1,553,093
1,000,000	IL St, Ser A	5.00%	12/01/26	1,020,306
1,500,000	IL St, Ser B	5.00%	12/01/26	1,530,460
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,115,000	Lemont IL Fire Prot Dist	5.00%	12/30/26	$1,141,038
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	427,587
				14,432,503
	Indiana — 4.0%
1,500,000	Fort Wayne IN Cmnty Schs	5.00%	01/15/27	1,535,353
350,000	IN Fin Auth Eductnl Facs Rev Taylor Univ Proj	5.00%	09/01/26	354,577
1,500,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/02/26)	3.45%	05/01/28	1,500,343
500,000	IN St Fin Auth Rev Ref Ascension Sr Credit Grp, Ser A-1	5.00%	11/15/27	521,462
365,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/26	365,506
1,000,000	IN St Muni Pwr Agy Ref, Ser A, AG	5.00%	01/01/27	1,024,616
500,000	N W Allen Cnty IN Schs	5.00%	07/15/26	505,464
625,000	N W Allen Cnty IN Schs	5.00%	01/15/27	639,493
1,500,000	Perry Twp IN Schs Marion Cnty	5.00%	01/15/27	1,535,353
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,511,393
				9,493,560
	Iowa — 1.0%
620,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	619,858
1,735,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,755,659
				2,375,517
	Kansas — 0.6%
1,500,000	Olathe KS Temp Nts, Ser A	5.00%	09/01/26	1,523,286
	Kentucky — 0.9%
965,000	Berea KY Eductnl Facs Rev Var Berea Clg Proj, Ser B (c)	3.20%	06/01/29	965,000
375,000	KY St Property & Bldgs Commn Rev Proj #133, Ser A	5.00%	09/01/26	380,994
275,000	KY St Property & Bldgs Commn Rev Ref Proj #133, Ser B	5.00%	09/01/26	279,396
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	620,685
				2,246,075
	Louisiana — 0.5%
1,110,000	Regl Transit Auth LA Sales Tax Rev Ref, Ser A, AG	5.00%	01/01/27	1,136,611
	Maine — 0.2%
500,000	ME St Muni Bond Bank Infra Rev Transcap Prog, Ser A	5.00%	09/01/26	507,934
	Maryland — 1.9%
600,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A (b)	5.00%	08/15/26	607,494
535,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Medstar Hlth Issue, Ser A (b)	5.00%	08/15/27	554,948
1,780,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.00%	07/01/27	1,842,738
400,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref The Johns Hopkins Hlth Sys Issue, Ser A	5.00%	05/15/26	403,032
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref The Johns Hopkins Hlth Sys Issue, Ser A	5.00%	05/15/27	310,167
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/26	757,824
				4,476,203
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts — 5.4%
$1,500,000	Fall River MA, BANS	4.00%	01/29/27	$1,523,099
1,000,000	Hudson MA, BANS	5.00%	06/11/26	1,005,167
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/26	1,007,736
450,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/27	457,099
1,000,000	MA St Dev Fin Agy Rev Ref-Beth Israel Lahey Hlth Issue, Ser N, AG	5.00%	07/01/27	1,035,529
2,000,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/27	2,065,969
1,500,000	Peabody MA, BANS	4.00%	07/10/26	1,511,083
1,500,000	Quincy MA, BANS	5.00%	07/24/26	1,518,678
1,500,000	Salisbury MA, BANS	4.00%	09/03/26	1,514,687
1,250,000	Winchester MA, Ser B, BANS	4.00%	03/26/26	1,253,235
				12,892,282
	Michigan — 1.7%
750,000	Grand Rapids MI Wtr Sply Sys Rev Ref	5.00%	01/01/27	768,118
1,250,000	MI St Fin Auth Rev Nts, Ser A-2	5.00%	08/20/26	1,267,691
1,000,000	MI St Fin Auth Rev Ref Pub Lighting Auth Ref Loc Proj, Ser A, BAM	5.00%	07/01/27	1,035,529
1,000,000	MI St Hsg Dev Auth Mf Hsg Rev Var Countryside Townhouses (Mandatory put 05/01/27)	2.92%	05/01/29	1,000,430
				4,071,768
	Minnesota — 0.5%
725,000	Chaska MN Econ Dev Auth Lease Rev, Ser A	5.00%	02/01/26	725,000
500,000	MN St Hsg Fin Agy, Ser C	4.00%	02/01/27	502,032
				1,227,032
	Missouri — 3.1%
855,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/26	870,940
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/27	1,041,675
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var Ref BJC Hlth Sys, Ser B (Mandatory put 05/01/26)	4.00%	05/01/51	1,204,226
480,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/26	480,000
1,750,000	MO St Hwy & Transprtn Commn St Road Rev Third Lien St Road Bonds, Ser A	5.00%	05/01/26	1,761,925
1,000,000	N Kansas City MO Sch Dist #74 Ref	5.00%	03/01/26	1,002,135
1,000,000	St Louis MO Arpt Rev Ref St Louis Lambert Intl Arpt, Ser C	5.00%	07/01/26	1,010,099
				7,371,000
	Nebraska — 0.4%
1,000,000	McCook NE, BANS	4.50%	09/01/27	1,012,156
	Nevada — 0.5%
1,100,000	Clark Cnty NV Arpt Rev Ref Subord, Ser A	5.00%	07/01/26	1,112,390
	New Hampshire — 1.5%
3,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	3,503,901
	New Jersey — 6.7%
1,000,000	Bergen Cnty NJ Impt Auth Nts Cnty Guaranteed Governmental Pooled Proj, Ser A	4.00%	05/21/26	1,005,019
1,000,000	Essex Cnty NJ Impt Auth Essex Cnty Family Court Building Proj	5.00%	03/17/26	1,003,346
1,000,000	Hudson Cnty NJ Impt Auth Nts Loc Unit Loan Prog, Ser B-1	4.00%	06/24/26	1,006,372
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$1,500,000	Jersey City NJ Redev Agy Nts Bayfront Redev Proj, Ser A	5.00%	12/09/26	$1,529,766
1,250,000	Metuchen NJ, Ser A, BANS	4.00%	07/07/26	1,259,094
1,500,000	Morris Twp NJ, BANS	3.75%	09/24/26	1,512,851
1,500,000	New Brunswick NJ, BANS	5.00%	04/28/26	1,509,344
1,205,000	Newark NJ Ref, Ser A	5.00%	07/15/27	1,244,962
1,000,000	NJ St Covid-19 GO Emergency Bonds, Ser A	5.00%	06/01/26	1,009,206
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,034,721
1,500,000	Voorhees Twp NJ, Ser A, BANS	4.00%	09/17/26	1,514,929
1,500,000	Westfield NJ Sch Dist Temp Nts	4.00%	09/03/26	1,514,506
				16,144,116
	New Mexico — 0.6%
1,000,000	NM Fin Auth Rev Subord Pub Proj, Ser C	5.00%	12/15/26	1,024,200
475,000	NM St Muni Energy Acq Auth Gas Sply Ref	5.00%	05/01/26	477,452
				1,501,652
	New York — 6.5%
1,008,317	Amherst NY Centrl Sch Dist, BANS	4.00%	08/05/26	1,017,370
450,000	Batavia NY, BANS	4.00%	04/22/26	451,670
1,500,000	Heuvelton NY Centrl Sch Dist, BANS	4.00%	06/18/26	1,508,683
1,030,000	Met Transprtn Auth NY Rev Ref Climate Bond Certified Sustainable, Ser B	5.00%	11/15/26	1,052,044
1,357,020	N Syracuse NY Centrl Sch Dist, Ser A, BANS	4.00%	07/31/26	1,367,772
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd Gen Resolution, Subser DD (c)	3.20%	06/15/33	1,000,000
500,000	New York City NY Transitional Fin Auth Rev Var Sub Future Tax Secured-Fiscal 2025, Subser H-2 (c)	3.20%	11/01/54	500,000
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Northwell Hlth Obligated Grp, Ser B-3 (Mandatory put 05/01/26)	5.00%	05/01/48	1,252,325
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Districts Rev Bond Fing Prog, Ser A, AG	5.00%	10/01/26	1,273,420
375,000	Port Auth of NY & NJ NY Ref, Ser 242, AMT	5.00%	12/01/26	382,231
1,500,000	Selkirk Fire Dist NY, BANS	4.25%	08/28/26	1,516,175
1,500,000	Tonawanda Town NY, BANS	4.00%	08/21/26	1,513,911
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B-1, BANS	5.00%	03/15/27	1,546,684
1,250,000	Waterloo NY Centrl Sch Dist, BANS	3.75%	07/30/26	1,259,022
				15,641,307
	North Carolina — 2.5%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser B (Mandatory put 06/15/27)	3.25%	01/15/50	1,008,706
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero Remk, AMT (Mandatory put 12/01/26)	3.13%	12/01/27	1,501,261
1,500,000	NC St Grant Anticipation Rev Ref, GARVEE	5.00%	03/01/27	1,544,760
1,490,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,498,474
400,000	Sampson Cnty NC Ltd Oblig Ref	5.00%	12/01/27	417,883
				5,971,084
	Ohio — 5.3%
1,810,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/26	1,833,104
385,000	Franklin Cnty OH Hosp Facs Rev Nationwide Childrens Hosp Ref, Ser A	5.00%	11/01/26	392,486
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$300,000	Franklin Cnty OH Hosp Facs Rev Nationwide Childrens Hosp Ref, Ser A	5.00%	11/01/27	$313,441
280,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/27	284,290
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/28	309,262
1,700,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (c)	3.25%	08/15/51	1,700,000
1,500,000	Hamilton Cnty OH Sales Tax Paycor Stadium Impt Proj Subord, BANS	5.00%	12/01/26	1,532,139
1,750,000	Huber Heights OH, BANS	5.00%	06/25/26	1,766,591
600,000	Milford OH Exempt Vlg Sch Dist Ref	5.00%	12/01/26	612,867
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	344,308
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	2,032,367
1,500,000	OH St Air Quality Dev Authamerican Elec Pwr Co Proj Remk, Ser 2014-D	3.20%	05/01/26	1,500,050
				12,620,905
	Oklahoma — 0.4%
750,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Owasso Pub Sch Proj	5.00%	09/01/26	760,244
250,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Owasso Pub Sch Proj	5.00%	09/01/27	259,203
				1,019,447
	Oregon — 0.4%
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/27	1,037,953
	Pennsylvania — 3.2%
1,310,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/26	1,321,447
1,750,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser B (Mandatory put 02/15/27)	5.00%	04/01/43	1,773,314
1,250,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Rep Svcs Inc Remk, Ser B (Mandatory put 04/01/26)	2.88%	12/01/30	1,250,569
400,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/27	410,832
995,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/27	1,026,978
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AG (a) (c)	3.37%	10/01/26	2,000,000
				7,783,140
	Rhode Island — 1.2%
1,500,000	Bristol Warren RI Regl Sch Dist, Ser 1, BANS	5.00%	06/04/26	1,512,679
1,250,000	South Kingstown RI, Ser 1, BANS	4.00%	06/25/26	1,258,073
				2,770,752
	South Carolina — 2.6%
1,820,000	Greenville Cnty SC Sch Dist Nts, Ser C	5.00%	06/29/26	1,840,073
1,000,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Var Intl Paper Co Proj, Ser A, AMT (Mandatory put 04/01/26)	4.00%	04/01/33	1,001,198
1,795,000	SC St Assn of Govtl Organizations, Ser B, COPS	5.00%	03/02/26	1,798,812
1,500,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Prisma Hlth Obligated Grp, Ser A	5.00%	05/01/26	1,509,094
				6,149,177
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Dakota — 0.6%
$1,045,000	SD St Hlth & Eductnl Facs Auth Ref Vocational Edu Prog (b)	5.00%	08/01/26	$1,058,215
475,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/26	480,992
				1,539,207
	Tennessee — 2.1%
1,570,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/26	1,587,778
1,000,000	Lewisburg TN Indl Dev Brd Sol Wst Disp Rev Var Ref Wst Mgmt TN Proj Remk, AMT (Mandatory put 05/01/26)	3.40%	07/02/35	1,000,000
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Parkwood Villa Apts (Mandatory put 12/01/27)	3.15%	12/01/42	1,507,852
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Stone Bridge Lofts Proj Remk, Ser B	3.35%	04/01/26	1,000,341
				5,095,971
	Texas — 12.1%
255,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/26	259,594
380,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/27	395,430
2,055,000	Burleson TX Indep Sch Dist Prerefunded Ref (Pre-refunded maturity 02/01/26)	4.00%	08/01/38	2,055,000
1,500,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,504,930
1,000,000	Cypress Fairbanks TX Indep Sch Dist, Ser A	5.00%	02/15/26	1,000,964
2,000,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/27	2,079,124
895,000	Eagle Mountain & Saginaw TX Indep Sch Dist Ref, Ser A	5.00%	08/15/26	908,318
550,000	El Paso TX Indep Sch Dist Ref, Ser B	5.00%	08/15/26	557,262
1,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/26	1,019,037
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser C-3 (Mandatory put 12/01/26)	5.00%	06/01/32	1,019,615
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,017,779
1,000,000	Keller TX Indep Sch Dist Ref	5.00%	02/15/26	1,000,982
700,000	Kyle TX, AG	5.00%	08/15/26	710,040
750,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/26	755,684
600,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/27	620,489
500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj, Ser A	5.00%	05/15/27	517,074
750,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 03/02/26)	3.45%	07/01/40	750,172
1,450,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 05/01/26)	3.45%	05/01/50	1,450,000
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 03/02/26)	3.45%	05/01/46	1,000,229
2,000,000	N TX Tollway Auth Rev Ref Second Tier Bond Subord, Ser B	5.00%	01/01/27	2,048,315
600,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/27	608,812
500,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj	5.00%	01/01/28	515,061
1,000,000	Plano TX Indep Sch Dist	5.00%	02/15/26	1,001,000
1,170,000	Richardson TX Ctfs Oblig	5.00%	02/15/26	1,171,192
460,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.00%	02/01/27	472,592
1,500,000	Spring Branch TX Indep Sch Dist	5.00%	02/01/26	1,500,000
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	$1,000,240
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,003,574
500,000	Upper Trinity TX Regl Wtr Dist Wtr Rev Ref, BAM	5.00%	08/01/26	506,407
530,000	Upper Trinity TX Regl Wtr Dist Wtr Rev Ref, BAM	5.00%	08/01/27	550,333
				28,999,249
	Utah — 1.0%
300,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.00%	06/01/27	309,835
2,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	2,020,115
				2,329,950
	Virginia — 1.0%
1,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Var Barcroft Charlie 2 and Barcroft Bravo 5 (Mandatory put 02/01/27)	3.10%	12/01/55	1,000,220
1,500,000	Richmond VA Redev & Hsg Auth Mf Rev Var Joyfield at German Sch Road (Mandatory put 12/01/26)	3.10%	12/01/55	1,500,912
				2,501,132
	Washington — 1.2%
1,100,000	King Cnty WA Sch Dist #409 Tahoma Ref	5.00%	12/01/26	1,125,241
1,000,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/27	1,028,380
650,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.00%	09/01/26	658,953
				2,812,574
	West Virginia — 0.7%
1,650,000	WV St Hsg Dev Fund Mf Hsg Rev Var Highlawn Place (Mandatory put 02/01/28)	2.88%	11/01/28	1,651,314
	Wisconsin — 2.4%
1,520,000	PMA Levy & Aid Antic Nts Prog WI Nts Anticipation Notes Prog, Ser B	5.00%	09/24/26	1,544,080
750,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	5.00%	06/01/27	771,300
1,000,000	Racine WI Prom Nts	4.50%	03/15/27	1,002,126
1,200,000	Univ Hosps & Clinics Auth WI Var Ref, Ser C (c)	3.20%	04/01/54	1,200,000
700,000	W Bend WI Jt Sch Dist #1 Prom Nts (b)	4.00%	10/01/26	707,446
600,000	W Bend WI Jt Sch Dist #1 Prom Nts (b)	4.00%	04/01/27	611,382
				5,836,334

	Total Investments — 100.2%			240,753,951
	(Cost $240,279,826)
	Net Other Assets and Liabilities — (0.2)%			(477,692)
	Net Assets — 100.0%			$240,276,259

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $5,035,209 or 2.1% of net assets.

(b)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
TANS	– Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$240,753,951	$—	$240,753,951	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$535,549,273	$240,753,951
Cash	3,044,032	1,313,359
Cash segregated as collateral	94,350	—
Receivables:
Interest	5,392,390	3,026,769
Variation margin	5,203	—
Total Assets	544,085,248	245,094,079

LIABILITIES:
Payables:
Investment securities purchased	5,876,247	4,760,189
Investment advisory fees	149,900	57,631
Total Liabilities	6,026,147	4,817,820
NET ASSETS	$538,059,101	$240,276,259

NET ASSETS consist of:
Paid-in capital	$539,751,053	$239,567,560
Par value	267,500	119,500
Accumulated distributable earnings (loss)	(1,959,452)	589,199
NET ASSETS	$538,059,101	$240,276,259
NET ASSET VALUE, per share	$20.11	$20.11
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	26,750,002	11,950,002
Investments, at cost	$528,195,345	$240,279,826
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$9,034,681	$3,477,252
Total investment income	9,034,681	3,477,252

EXPENSES:
Investment advisory fees	1,369,894	503,020
Other expenses	34,400	15,216
Total expenses	1,404,294	518,236
Less fees waived by the investment advisor	(92,586)	(31,797)
Net expenses	1,311,708	486,439
NET INVESTMENT INCOME (LOSS)	7,722,973	2,990,813

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	137,816	(17,675)
Net change in unrealized appreciation (depreciation) on:
Investments	4,191,726	78,372
Futures contracts	(14,453)	—
Net change in unrealized appreciation (depreciation)	4,177,273	78,372
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,315,089	60,697
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,038,062	$3,051,510
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$7,722,973	$13,269,391	$2,990,813	$5,723,892
Net realized gain (loss)	137,816	(896,898)	(17,675)	(9,790)
Net change in unrealized appreciation (depreciation)	4,177,273	2,800,478	78,372	166,239
Net increase (decrease) in net assets resulting from operations	12,038,062	15,172,971	3,051,510	5,880,341

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,721,750)	(13,375,001)	(3,085,201)	(5,988,101)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	63,186,937	96,500,213	35,188,469	42,194,575
Cost of shares redeemed	(2,001,328)	(44,906,013)	(10,046,393)	(26,134,573)
Net increase (decrease) in net assets resulting from shareholder transactions	61,185,609	51,594,200	25,142,076	16,060,002
Total increase (decrease) in net assets	65,501,921	53,392,170	25,108,385	15,952,242

NET ASSETS:
Beginning of period	472,557,180	419,165,010	215,167,874	199,215,632
End of period	$538,059,101	$472,557,180	$240,276,259	$215,167,874

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	23,700,002	21,100,002	10,700,002	9,900,002
Shares sold	3,150,000	4,850,000	1,750,000	2,100,000
Shares redeemed	(100,000)	(2,250,000)	(500,000)	(1,300,000)
Shares outstanding, end of period	26,750,002	23,700,002	11,950,002	10,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.94	$19.87	$19.73	$20.06	$20.96	$20.66
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.60 (a)	0.54 (a)	0.43 (a)	0.21	0.27
Net realized and unrealized gain (loss)	0.17	0.08	0.13	(0.34)	(0.88)	0.33
Total from investment operations	0.48	0.68	0.67	0.09	(0.67)	0.60
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.61)	(0.53)	(0.41)	(0.21)	(0.27)
Return of capital	—	—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.31)	(0.61)	(0.53)	(0.42)	(0.23)	(0.30)
Net asset value, end of period	$20.11	$19.94	$19.87	$19.73	$20.06	$20.96
Total return (b)	2.44%	3.46%	3.46%	0.45%	(3.19)%	2.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$538,059	$472,557	$419,165	$426,132	$302,967	$129,931
Ratio of total expenses to average net assets	0.56% (c) (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets	0.53% (c) (d)	0.55%	0.55%	0.49%	0.35%	0.43%
Ratio of net investment income (loss) to average net assets	3.10% (c)	3.04%	2.76%	2.18%	1.14%	1.33%
Portfolio turnover rate (e)	13%	45%	51%	50%	35%	16%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.55% and 0.51%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.11	$20.12	$19.97	$19.99	$20.18	$20.16
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.58 (a)	0.56 (a)	0.39 (a)	0.10	0.12
Net realized and unrealized gain (loss)	0.01	0.02	0.10	(0.03)	(0.19)	0.02
Total from investment operations	0.28	0.60	0.66	0.36	(0.09)	0.14
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.61)	(0.51)	(0.38)	(0.10)	(0.12)
Net asset value, end of period	$20.11	$20.11	$20.12	$19.97	$19.99	$20.18
Total return (b)	1.40%	3.01%	3.37%	1.83%	(0.45)%	0.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$240,276	$215,168	$199,216	$269,545	$285,807	$165,474
Ratio of total expenses to average net assets	0.46% (c) (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net expenses to average net assets	0.44% (c) (d)	0.45%	0.45%	0.39%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	2.68% (c)	2.89%	2.79%	1.93%	0.56%	0.61%
Portfolio turnover rate (e)	62%	113%	112%	121%	79%	44%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.45% and 0.42%, respectively.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Short Duration Managed Municipal ETF – (ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2026, FSMB and FUMB held $5,899,388 and $4,205,246, respectively, of when-issued or delayed-delivery securities.
C. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $94,350 for FSMB is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$169,208	$—	$13,205,793	$—
First Trust Ultra Short Duration Municipal ETF	73,863	—	5,914,238	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$62,457	$(9,873,602)	$3,535,381
First Trust Ultra Short Duration Municipal ETF	461,756	(233,416)	394,550
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Short Duration Managed Municipal ETF	$9,873,602
First Trust Ultra Short Duration Municipal ETF	233,416
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$528,195,345	$7,515,051	$(175,576)	$7,339,475
First Trust Ultra Short Duration Municipal ETF	240,279,826	509,277	(35,152)	474,125
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Prior to January 1, 2026, the annual unitary management fee payable by each Fund to First Trust for these services would be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FSMB	FUMB
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%
Fund net assets greater than $10 billion	0.49500%	0.40500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
Effective January 1, 2026, the Advisor has agreed to waive management fees of 0.21% and 0.16% of average daily net assets for FSMB and FUMB, respectively. During any period in which such waivers are in effect, the Funds will not be eligible for any breakpoint discounts. During the six months ended January 31, 2026, the Advisor waived fees of $92,586 and $31,797 for FSMB and FUMB, respectively.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$131,224,786	$65,693,834
First Trust Ultra Short Duration Municipal ETF	121,732,179	124,360,650
For the six months ended January 31, 2026, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by FSMB at January 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FSMB
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$14,453

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2026, on FSMB’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FSMB
Interest Rate Risk Exposure
Net change in unrealized appreciation (depreciation) on futures contracts	$(14,453)
For FSMB, the average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $1,407,927.
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective February 1, 2026, the Board of Trustees (the “Board”) approved a permanent contractual reduction of the annual unitary management fee for First Trust Short Duration Managed Municipal ETF and First Trust Ultra Short Duration Municipal ETF to 0.34% and 0.29%, of average daily net assets, respectively. In connection with the adoption of the reduced annual unitary management fees, the Board has also approved, effective February 1, 2026, the termination of the temporary fee waivers for the Funds that were put in place on January 1, 2026. Additionally, under each Fund’s new fee structure, the Funds will not be eligible for any breakpoint discounts described in the Funds’ prospectuses or statements of additional information.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund III (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	448,229,817 1,692,488
Thomas J. Driscoll** Votes For Votes Withheld	448,104,659 1,817,646
Richard E. Erickson* Votes For Votes Withheld	447,812,453 2,109,852
Thomas R. Kadlec* Votes For Votes Withheld	446,751,895 3,170,410
Denise M. Keefe*** Votes For Votes Withheld	448,425,408 1,496,897
Robert F. Keith* Votes For Votes Withheld	447,967,349 1,954,956
Niel B. Nielson* Votes For Votes Withheld	447,968,834 1,953,471
Bronwyn Wright*** Votes For Votes Withheld	200,751,188 249,171,117

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 13, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 13, 2026

* Print the name and title of each signing officer under his or her signature.